UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Nasdaq Composite Index Fund cumulative total return and show you what would have happened if Fidelity Nasdaq Composite Index Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Investment Summary

Top Ten Stocks as of November 30, 2003
% of fund's net assets
Microsoft Corp.	8.9
Intel Corp.	7.0
Cisco Systems, Inc.	5.1
Dell, Inc.	2.9
Amgen, Inc.	2.4
Oracle Corp.	2.0
Comcast Corp. Class A	1.4
Applied Materials, Inc.	1.3
eBay, Inc.	1.2
QUALCOMM, Inc.	1.1
33.3
Market Sectors as of November 30, 2003
% of fund's net assets
Information Technology	50.3
Health Care	11.8
Consumer Discretionary	11.3
Financials	10.3
Industrials	5.0
Telecommunication Services	1.7
Consumer Staples	1.2
Materials	0.9
Energy	0.4
Utilities	0.2
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	304	$ 4,046
Decoma International, Inc. Class A (sub. vtg.)	497	4,789
Gentex Corp.	775	32,659
Keystone Automotive Industries, Inc. (a)	199	4,850
LKQ Corp.	187	3,310
Modine Manufacturing Co.	372	9,490
R&B, Inc. (a)	314	4,396
Sports Resorts International, Inc. (a)	602	3,136
		66,676
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	248	5,669
Distributors - 0.0%
Blue Rhino Corp. (a)	243	3,057
Source Interlink Companies, Inc. (a)	352	3,411
		6,468
Hotels, Restaurants & Leisure - 1.3%
Ameristar Casinos, Inc. (a)	371	8,629
Applebee's International, Inc.	558	21,600
Bob Evans Farms, Inc.	301	9,289
California Pizza Kitchen, Inc. (a)	179	3,312
CBRL Group, Inc.	421	17,366
Chicago Pizza & Brewery, Inc. (a)	497	7,072
Churchill Downs, Inc.	228	8,372
Garden Fresh Restaurant Corp. (a)	308	4,552
International Speedway Corp. Class A	311	13,367
Isle of Capri Casinos, Inc. (a)	301	6,065
Lone Star Steakhouse & Saloon, Inc.	324	7,475
Magna Entertainment Corp. Class A (a)	750	3,525
MTR Gaming Group, Inc. (a)	368	4,085
Multimedia Games, Inc. (a)	190	7,777
Navigant International, Inc. (a)	216	3,002
O'Charleys, Inc. (a)	230	3,922
P.F. Chang's China Bistro, Inc. (a)	267	14,413
Panera Bread Co. Class A (a)	295	11,499
Papa John's International, Inc. (a)	183	4,829
Penn National Gaming, Inc. (a)	391	9,235
Rare Hospitality International, Inc. (a)	304	7,600
Red Robin Gourmet Burgers, Inc. (a)	179	4,819
Ryan's Family Steak Houses, Inc. (a)	463	6,871
Scientific Games Corp. Class A (a)	525	8,537
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shuffle Master, Inc. (a)	145	$ 4,337
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	6,068
Sonic Corp. (a)	437	13,490
Starbucks Corp. (a)	3,536	113,400
The Cheesecake Factory, Inc. (a)	520	22,547
Wynn Resorts Ltd. (a)	892	22,202
		379,257
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	281	4,608
Craftmade International, Inc.	152	4,066
Dominion Homes, Inc. (a)	118	3,588
Flexsteel Industries, Inc.	199	4,078
Garmin Ltd.	924	51,762
Helen of Troy Ltd. (a)	28	634
Hooker Furniture Corp.	88	3,695
Interface, Inc. Class A (a)	656	3,733
Kimball International, Inc. Class B	321	4,757
Lifetime Hoan Corp.	345	4,830
Palm Harbor Homes, Inc. (a)	404	7,676
Stanley Furniture Co., Inc.	128	4,084
Technical Olympic USA, Inc. (a)	250	6,740
Tripath Technology, Inc. (a)	578	2,734
Universal Electronics, Inc. (a)	291	3,972
		110,957
Internet & Catalog Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	409	4,789
Alloy, Inc. (a)	571	3,072
Amazon.com, Inc. (a)	3,740	202,184
Coldwater Creek, Inc. (a)	294	4,222
Drugstore.com, Inc. (a)	982	6,540
eBay, Inc. (a)	6,078	339,456
FTD, Inc. Class A (a)	263	6,475
GSI Commerce, Inc. (a)	423	4,145
Insight Enterprises, Inc. (a)	494	9,238
InterActiveCorp (a)	6,112	200,779
J. Jill Group, Inc. (a)	237	3,019
Netflix, Inc. (a)	294	14,406
Overstock.com, Inc. (a)	176	2,783
Priceline.com, Inc. (a)	449	8,558
Stamps.com, Inc. (a)	710	4,438
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Summit America Television, Inc. (a)	963	$ 3,467
ValueVision Media, Inc. Class A (a)	540	8,370
		825,941
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	179	4,255
Concord Camera Corp. (a)	341	4,116
Escalade, Inc. (a)	152	4,104
JAKKS Pacific, Inc. (a)	281	3,819
RC2 Corp. (a)	199	4,235
SCP Pool Corp. (a)	402	14,400
		34,929
Media - 3.8%
ACME Communications, Inc. (a)	416	3,536
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	332	5,208
Beasley Broadcast Group, Inc. Class A (a)	213	3,157
Cadmus Communications Corp.	529	6,427
Carmike Cinemas, Inc. (a)	139	5,067
Charter Communications, Inc. Class A (a)	2,911	11,702
Comcast Corp.:
Class A (a)	12,701	398,557
Class A (special) (a)	8,218	247,773
Crown Media Holdings, Inc. Class A (a)	842	7,418
Cumulus Media, Inc. Class A (a)	621	11,861
EchoStar Communications Corp. Class A (a)	2,176	75,028
Emmis Communications Corp. Class A (a)	569	12,894
Fisher Communications, Inc. (a)	85	4,100
Gemstar-TV Guide International, Inc. (a)	4,381	19,715
Grey Global Group, Inc.	10	6,753
Harris Interactive, Inc. (a)	622	4,292
IMAX Corp. (a)	396	3,129
Insight Communications, Inc. Class A (a)	551	5,367
Lamar Advertising Co. Class A (a)	883	31,082
LodgeNet Entertainment Corp. (a)	260	4,693
Mediacom Communications Corp. Class A (a)	950	7,325
PanAmSat Corp. (a)	1,494	33,002
Pixar (a)	528	37,018
Radio One, Inc.:
Class A (a)	210	3,688
Class D (non-vtg.) (a)	723	12,645
RCN Corp. (a)	1,457	1,486
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Regent Communication, Inc. (a)	595	$ 3,873
Reuters Group PLC sponsored ADR	291	7,502
Salem Communications Corp. Class A (a)	179	4,434
SBS Broadcasting SA (a)	365	12,319
Scholastic Corp. (a)	430	14,267
Sinclair Broadcast Group, Inc. Class A (a)	463	5,311
Sirius Satellite Radio, Inc. (a)	10,579	21,793
Spanish Broadcasting System, Inc. Class A (a)	406	4,080
TiVo, Inc. (a)	676	5,638
UGC Europe, Inc. (a)	417	30,677
UnitedGlobalCom, Inc. Class A (a)	994	7,177
Value Line, Inc.	95	4,655
WPP Group PLC sponsored ADR	171	8,227
XM Satellite Radio Holdings, Inc. Class A (a)	1,394	34,780
Young Broadcasting, Inc. Class A (a)	199	3,950
		1,131,606
Multiline Retail - 0.3%
Dollar Tree Stores, Inc. (a)	1,137	36,100
Fred's, Inc. Class A	426	14,207
Kmart Holding Corp. (a)	821	24,999
The Bon-Ton Stores, Inc.	406	5,440
Tuesday Morning Corp. (a)	212	6,776
		87,522
Specialty Retail - 2.1%
AC Moore Arts & Crafts, Inc. (a)	196	4,306
American Eagle Outfitters, Inc. (a)	694	12,804
bebe Stores, Inc. (a)	321	9,088
Bed Bath & Beyond, Inc. (a)	2,674	112,950
Big 5 Sporting Goods Corp. (a)	240	5,158
Brookstone Co., Inc. (a)	166	3,941
Casual Male Retail Group, Inc. (a)	439	3,775
Charlotte Russe Holding, Inc. (a)	254	3,823
Charming Shoppes, Inc. (a)	1,173	7,308
Cost Plus, Inc. (a)	261	12,207
Deb Shops, Inc.	166	3,290
Dress Barn, Inc. (a)	297	4,348
Electronics Boutique Holding Corp. (a)	247	6,012
Finish Line, Inc. Class A (a)	251	7,683
Goody's Family Clothing, Inc.	375	3,983
Guitar Center, Inc. (a)	39	1,134
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	264	$ 4,491
Hibbett Sporting Goods, Inc. (a)	156	4,839
Hollywood Entertainment Corp. (a)	558	7,622
Hot Topic, Inc. (a)	264	7,867
Jos. A. Bank Clothiers, Inc. (a)	61	2,514
Kirkland's, Inc. (a)	206	4,305
Monro Muffler Brake, Inc. (a)	172	3,810
Movie Gallery, Inc. (a)	301	5,325
O'Reilly Automotive, Inc. (a)	544	23,675
Pacific Sunwear of California, Inc. (a)	759	17,275
PC Connection, Inc. (a)	311	2,721
PETCO Animal Supplies, Inc. (a)	590	19,741
PETsMART, Inc.	1,136	27,446
Pomeroy IT Solutions, Inc.	216	3,156
Rent-A-Center, Inc. (a)	840	27,292
Restoration Hardware, Inc. (a)	463	2,838
Ross Stores, Inc.	696	38,127
Select Comfort Corp. (a)	155	4,171
Sharper Image Corp. (a)	149	4,711
Shoe Carnival, Inc. (a)	186	3,363
Stage Stores, Inc. (a)	172	5,306
Staples, Inc. (a)	4,441	120,573
Stein Mart, Inc. (a)	575	5,123
Steiner Leisure Ltd. (a)	189	2,801
TBC Corp. (a)	226	6,696
The Children's Place Retail Stores, Inc. (a)	274	7,856
Tractor Supply Co. (a)	398	17,329
Trans World Entertainment Corp. (a)	510	3,606
Tweeter Home Entertainment Group, Inc. (a)	375	3,135
Urban Outfitters, Inc. (a)	430	16,770
West Marine, Inc. (a)	203	5,118
Wet Seal, Inc. Class A (a)	318	3,266
Wilsons Leather Experts, Inc. (a)	365	2,267
		616,945
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	145	3,255
Columbia Sportswear Co. (a)	403	23,886
Fossil, Inc. (a)	550	16,033
Haggar Corp.	387	6,711
K-Swiss, Inc. Class A	118	5,748
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Maxwell Shoe Co., Inc. Class A (a)	220	$ 3,870
Oshkosh B'Gosh, Inc. Class A	128	2,765
Perry Ellis International, Inc. (a)	213	5,168
Steven Madden Ltd. (a)	149	3,186
Tandy Brands Accessories, Inc.	230	3,416
Vans, Inc. (a)	264	3,379
Warnaco Group, Inc. (a)	416	6,419
		83,836
TOTAL CONSUMER DISCRETIONARY		3,349,806
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	71	3,813
Robert Mondavi Corp. Class A (a)	108	3,780
		7,593
Food & Staples Retailing - 0.8%
Arden Group, Inc. Class A	57	4,327
Casey's General Stores, Inc.	155	2,708
Central European Distribution Corp. (a)	112	3,519
Costco Wholesale Corp. (a)	4,180	149,728
Fresh Brands, Inc.	466	5,075
Ingles Markets, Inc. Class A	628	6,343
Pathmark Stores, Inc. (a)	423	3,071
Performance Food Group Co. (a)	405	15,921
Topps Co., Inc.	436	4,595
United Natural Foods, Inc. (a)	47	1,804
Whole Foods Market, Inc.	547	35,932
Wild Oats Markets, Inc. (a)	358	4,060
		237,083
Food Products - 0.3%
Alico, Inc.	118	4,118
Bridgford Foods Corp.	433	3,638
Calavo Growers, Inc.	473	5,222
Central Garden & Pet Co. Class A (a)	149	3,950
Farmer Brothers Co.	17	5,440
Hain Celestial Group, Inc. (a)	331	7,636
Horizon Organic Holding Corp. (a)	118	2,825
J&J Snack Foods Corp. (a)	98	3,528
Lancaster Colony Corp.	257	10,730
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Lance, Inc.	338	$ 4,735
Peet's Coffee & Tea, Inc. (a)	288	4,844
Riviana Foods, Inc.	128	3,775
Sanderson Farms, Inc.	118	4,057
SunOpta, Inc. (a)	701	6,079
		70,577
Household Products - 0.0%
WD-40 Co.	152	5,442
Personal Products - 0.1%
Chattem, Inc. (a)	230	3,685
Elizabeth Arden, Inc. (a)	206	4,184
First Years, Inc.	277	3,812
Mannatech, Inc. (a)	416	5,075
Nature's Sunshine Products, Inc.	436	3,523
USANA Health Sciences, Inc. (a)	182	6,157
		26,436
TOTAL CONSUMER STAPLES		347,131
ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Cal Dive International, Inc. (a)	557	11,808
Global Industries Ltd. (a)	1,660	7,072
Gulfmark Offshore, Inc. (a)	233	3,269
Horizon Offshore, Inc. (a)	690	3,091
Hydril Co. (a)	142	3,390
Lufkin Industries, Inc.	263	6,835
Patterson-UTI Energy, Inc. (a)	646	18,560
Seabulk International, Inc. (a)	385	3,369
Tesco Corp. (a)	382	2,630
Torch Offshore, Inc. (a)	1,138	6,043
		66,067
Oil & Gas - 0.2%
Brigham Exploration Co. (a)	500	3,580
Dorchester Minerals LP	264	4,752
FX Energy, Inc. (a)	1,078	5,390
Golar LNG Ltd. (a)	521	6,252
Ivanhoe Energy, Inc. (a)	1,330	5,793
Knightsbridge Tankers Ltd.	368	3,728
North Coast Energy, Inc. (a)	247	2,643
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Prima Energy Corp. (a)	132	$ 3,907
Resource America, Inc. Class A	338	4,404
The Exploration Co. of Delaware, Inc. (a)	588	3,610
		44,059
TOTAL ENERGY		110,126
FINANCIALS - 10.3%
Capital Markets - 1.0%
American Capital Strategies Ltd.	699	20,446
Ameritrade Holding Corp. (a)	3,863	48,558
Gladstone Capital Corp.	179	3,836
Investors Financial Services Corp.	659	24,304
Knight Trading Group, Inc. (a)	886	12,785
MCG Capital Corp.	355	6,504
MFC Bancorp Ltd. (a)	203	3,461
Northern Trust Corp.	2,156	96,697
Sanders Morris Harris Group, Inc.	399	3,970
SEI Investments Co.	1,008	28,274
SoundView Technology Group, Inc. (a)	402	6,207
T. Rowe Price Group, Inc.	1,149	48,304
		303,346
Commercial Banks - 6.0%
1st Source Corp.	230	5,164
ABC Bancorp	250	4,205
Alabama National Bancorp, Delaware	91	4,914
Allegiant Bancorp, Inc.	145	4,067
Alliance Financial Corp.	122	3,721
Amcore Financial, Inc.	176	4,796
American National Bankshares, Inc.	166	4,377
American River Holdings	162	3,117
AmericanWest Bancorp (a)	162	3,629
Associated Banc-Corp.	569	23,955
Banc Corp.	804	7,011
BancTrust Financial Group, Inc.	426	6,718
Bank of Bermuda Ltd.	220	9,878
Bank of Granite Corp.	186	4,453
Bank of the Ozarks, Inc.	81	3,434
Banner Corp.	166	4,175
BNC Bancorp	346	6,055
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	440	$ 17,156
Boston Private Financial Holdings, Inc.	186	4,823
Bryn Mawr Bank Corp.	196	4,655
BSB Bancorp, Inc.	135	4,367
Capital Bank Corp.	220	3,520
Capital City Bank Group, Inc.	98	4,508
Cardinal Financial Corp. (a)	815	5,624
Cascade Bancorp	183	3,733
Cascade Financial Corp.	313	6,717
Cathay General Bancorp	129	6,708
Cavalry Bancorp, Inc.	368	7,150
CCBT Financial Companies, Inc.	149	3,947
Center Bancorp, Inc.	213	4,522
Center Financial Corp., California	152	3,795
Central Coast Bancorp (a)	186	3,441
Century Bancorp, Inc. Class A (non-vtg.)	112	4,168
Chemical Financial Corp.	199	7,214
Chester Valley Bancorp, Inc.	159	3,546
Citizens Banking Corp.	490	15,445
City Holding Co.	128	4,557
CNB Financial Corp.	74	3,326
CNB Florida Bancshares, Inc.	290	6,728
CoBiz, Inc.	199	3,590
Colony Bankcorp, Inc.	267	5,220
Columbia Bancorp	125	3,669
Columbia Bancorp, Oregon	230	3,887
Columbia Banking Systems, Inc.	176	3,696
Commerce Bancshares, Inc.	542	25,864
Commercial Bankshares, Inc.	196	6,582
Community Banks, Inc.	91	3,526
Community First Bankshares, Inc.	284	8,100
Community Trust Bancorp, Inc.	118	3,868
Compass Bancshares, Inc.	1,058	41,378
CVB Financial Corp.	385	7,881
East West Bancorp, Inc.	252	13,200
Eastern Virgina Bankshares, Inc.	112	3,466
Farmers Capital Bank Corp.	122	4,191
Fidelity Southern Corp.	471	6,523
Fifth Third Bancorp	5,309	308,612
Financial Institutions, Inc.	149	3,911
First Bancorp, North Carolina	108	3,348
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Charter Corp.	287	$ 5,843
First Citizen Bancshares, Inc.	68	7,507
First Citizens Banc Corp.	145	4,502
First Community Bancorp, California	139	5,126
First Community Bancshares, Inc.	78	2,861
First Essex Bancorp, Inc.	64	3,649
First Financial Bancorp, Ohio	443	7,088
First Financial Bankshares, Inc.	115	4,877
First Financial Corp., Indiana	122	3,633
First Indiana Corp.	210	3,917
First M&F Corp.	95	3,452
First Merchants Corp.	132	3,346
First Midwest Bancorp, Inc., Delaware	412	13,275
First Oak Brook Bancshares, Inc.	132	4,105
First of Long Island Corp.	98	4,195
First South Bancorp, Inc., Virginia	108	4,008
First United Corp.	162	3,982
Firstbank Corp., Michigan	98	3,136
FirstMerit Corp.	652	17,663
Flag Financial Corp.	493	6,379
FloridaFirst Bancorp, Inc.	246	6,937
FNB Corp., North Carolina	227	5,203
FNB Corp., Pennsylvania	409	13,571
FNB Corp., Virginia	132	3,907
FNB Financial Services Corp.	288	6,572
Foothill Independent Bancorp	166	3,785
Frontier Financial Corp., Washington	91	3,120
Fulton Financial Corp.	967	20,974
GB&T Bancshares, Inc.	135	3,136
German American Bancorp	213	3,949
Glacier Bancorp, Inc.	166	5,257
Gold Banc Corp., Inc.	372	4,910
Greater Bay Bancorp	478	12,428
Greater Community Bancorp	240	4,325
Grupo Financiero Galicia SA sponsored ADR (a)	551	3,411
Hancock Holding Co.	238	13,626
Hanmi Financial Corp.	156	3,225
Harleysville National Corp., Pennsylvania	172	5,294
Heartland Financial USA, Inc.	108	3,148
Heritage Commerce Corp. (a)	304	3,800
Humboldt Bancorp	210	3,669
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	1,920	$ 42,221
Independent Bank Corp.:
Massachusetts	135	3,949
Michigan	148	4,314
Integra Bank Corp.	186	4,157
Interchange Financial Services Corp.	172	3,949
International Bancshares Corp.	449	20,802
Lakeland Bancorp, Inc.	234	3,744
Lakeland Financial Corp.	115	4,110
LNB Bancorp, Inc.	220	4,587
Local Financial Corp. (a)	162	3,219
LSB Bancshares, Inc.	226	4,265
Main Street Banks, Inc.	149	3,946
MainSource Financial Group, Inc.	159	4,969
MB Financial, Inc.	59	3,066
MBT Financial Corp.	230	4,112
Mercantile Bankshares Corp.	636	28,270
Merchants Bancshares, Inc.	125	3,688
Mid-State Bancshares	196	5,067
National Bankshares, Inc.	81	3,989
National Penn Bancshares, Inc.	210	7,035
NBT Bancorp, Inc.	284	6,214
Northern States Financial Corp.	222	6,693
Old Point Financial Corp.	105	3,465
Omega Financial Corp.	98	3,724
Pacific Capital Bancorp	365	13,487
Pacific Crest Capital, Inc.	166	4,271
Pacific Union Bank	179	4,097
Patriot Bank Corp., Pennsylvania	183	4,072
Pennrock Financial Services Corp.	108	3,537
Penns Woods Bancorp, Inc.	149	6,689
Peoples Bancorp, Inc.	112	3,188
Pinnacle Financial Partners, Inc. (a)	255	6,197
Popular, Inc.	1,144	53,951
Premierwest Bancorp (a)	647	6,535
PrivateBancorp, Inc.	91	3,857
Prosperity Bancshares, Inc.	145	3,141
Provident Bankshares Corp.	196	5,696
Provident Financial Group, Inc.	287	8,886
Republic Bancorp, Inc.	561	7,714
Republic Bancorp, Inc. Class A	203	3,999
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Republic Bancshares, Inc.	152	$ 4,534
Republic First Bancorp, Inc. (a)	314	4,085
Riggs National Corp.	264	4,530
Royal Bancshares of Pennsylvania, Inc. Class A	149	3,963
Rurban Financial Corp. (a)	257	3,685
S&T Bancorp, Inc.	426	12,942
Sandy Spring Bancorp, Inc.	101	4,030
Seacoast Banking Corp., Florida	193	3,418
Security Bank Corp., Georgia	101	3,113
Shore Bancshares, Inc.	159	6,694
Sierra Bancorp	284	4,825
Silicon Valley Bancshares (a)	395	14,508
Simmons First National Corp. Class A	169	4,484
Sky Financial Group, Inc.	696	17,449
Slade's Ferry Bancorp	299	6,085
South Financial Group, Inc.	368	10,488
Southern Community Financial Corp. (a)	368	3,938
Southside Bancshares, Inc.	226	3,882
SouthTrust Corp.	3,035	97,575
Southwest Bancorp of Texas, Inc.	267	10,207
Southwest Bancorp, Inc., Oklahoma	216	3,791
State Financial Services Corp. Class A	149	3,956
Sterling Bancshares, Inc.	439	5,580
Sterling Financial Corp.	169	4,754
Suffolk Bancorp	88	3,194
Summit Bancshares, Inc.	142	3,980
Sun Bancorp, Inc.	230	4,796
Sun Bancorp, Inc., New Jersey	135	3,058
Susquehanna Bancshares, Inc., Pennsylvania	481	12,804
Taylor Capital Group, Inc.	176	4,537
Texas Capital Bancshares, Inc.	297	3,935
Texas Regional Bancshares, Inc. Class A	324	12,053
Trico Bancshares	112	3,713
Trust Co. of New Jersey	128	4,378
Trustco Bank Corp., New York	676	9,430
Trustmark Corp.	406	11,973
UMB Financial Corp.	289	14,100
UCBH Holdings, Inc.	485	18,964
Umpqua Holdings Corp.	257	5,526
Union Bankshares Corp.	98	3,180
United Bankshares, Inc., West Virginia	308	9,548
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia	216	$ 7,292
United Financial Corp.	146	3,730
United National Bancorp, New Jersey	139	4,968
United Security Bancshares, California	236	6,254
United Security Bancshares, Inc.	105	3,203
Unizan Financial Corp.	203	4,365
Vail Banks, Inc.	294	3,646
Virginia Financial Group, Inc.	105	3,995
Washington Trust Bancorp, Inc.	156	4,309
WesBanco, Inc.	152	4,229
West Bancorp., Inc.	186	3,320
West Coast Bancorp, Oregon	179	3,891
Westamerica Bancorp.	291	15,365
Westbank Corp.	220	4,048
Western Sierra Bancorp	91	3,972
Whitney Holding Corp.	358	14,037
Wilshire State Bank, California (a)	139	4,508
Wintrust Financial Corp.	55	2,463
Yadkin Valley Bank & Trust Co.	380	6,676
Yardville National Bancorp	159	3,641
Zions Bancorp	763	47,054
		1,790,145
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	220	4,244
Advanta Corp. Class A	426	5,346
CompuCredit Corp. (a)	343	8,122
Credit Acceptance Corp. (a)	467	7,005
First Cash Financial Services, Inc. (a)	118	3,134
United Panam Financial Corp. (a)	179	3,258
WFS Financial, Inc. (a)	443	18,473
World Acceptance Corp. (a)	210	4,057
		53,639
Diversified Financial Services - 0.1%
eSpeed, Inc. Class A (a)	304	7,168
First Albany Companies, Inc.	237	3,283
Instinet Group, Inc. (a)	3,479	18,647
Medallion Financial Corp.	473	4,139
Wilshire Financial Services Group, Inc. (a)	1,107	6,133
		39,370
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.1%
Alfa Corp.	1,023	$ 12,982
American National Insurance Co.	233	19,556
American Physicians Capital, Inc. (a)	128	2,112
Arch Capital Group Ltd. (a)	233	8,612
Baldwin & Lyons, Inc. Class B	176	4,396
Ceres Group, Inc. (a)	686	3,581
Cincinnati Financial Corp.	1,515	61,403
Direct General Corp.	152	4,628
Donegal Group, Inc. Class A	220	4,422
EMC Insurance Group	169	3,456
Erie Indemnity Co. Class A	596	23,929
FPIC Insurance Group, Inc. (a)	183	3,825
Harleysville Group, Inc.	281	5,508
Independence Holding Co.	132	2,934
Infinity Property & Casualty Corp.	186	6,142
IPC Holdings Ltd.	315	11,816
Kansas City Life Insurance Co.	115	5,578
Max Re Capital Ltd.	566	11,671
Millea Holdings, Inc. ADR	149	8,121
National Western Life Insurance Co. Class A (a)	27	3,819
Navigators Group, Inc. (a)	101	3,213
Ohio Casualty Corp. (a)	565	9,611
Philadelphia Consolidated Holding Corp. (a)	247	12,506
PMA Capital Corp. Class A	362	1,437
SAFECO Corp.	1,168	43,718
Safety Insurance Group, Inc.	213	3,781
Selective Insurance Group, Inc.	240	7,778
State Auto Financial Corp.	368	9,564
The Midland Co.	186	3,939
Triad Guaranty, Inc. (a)	125	5,831
United Fire & Casualty Co.	95	3,800
Universal American Financial Corp. (a)	558	5,809
USI Holdings Corp. (a)	436	5,563
		325,041
Real Estate - 0.2%
Avatar Holdings, Inc. (a)	197	6,668
California Coastal Communities, Inc. (a)	409	4,519
Capital Automotive (SBI)	274	8,731
Gladstone Commercial Corp.	406	6,581
Investors Real Estate Trust	842	8,824
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Monmouth Real Estate Investment Corp. Class A	758	$ 6,602
Tarragon Realty Investors, Inc. (a)	203	3,147
		45,072
Thrifts & Mortgage Finance - 1.7%
Abington Bancorp, Inc.	112	4,274
Accredited Home Lenders Holding Co.	203	6,303
American Home Mortgage Holdings, Inc.	179	4,017
Anchor BanCorp Wisconsin, Inc.	210	5,269
Bank Mutual Corp.	287	3,312
BankUnited Financial Corp. Class A (a)	226	5,752
Brookline Bancorp, Inc., Delaware	905	13,593
Camco Financial Corp.	213	3,768
Capitol Federal Financial	753	26,152
CFS Bancorp, Inc.	270	3,821
Charter Financial Corp.	169	5,662
Chesterfield Financial Corp.	220	5,168
Citizens First Bancorp, Inc.	183	4,302
Citizens South Banking Corp.	254	3,721
City Bank Lynnwood	115	3,919
Coastal Bancorp, Inc.	122	4,270
Coastal Financial Corp.	281	4,769
Commercial Capital Bancorp, Inc.	217	4,373
Connecticut Bancshares, Inc.	61	3,149
Corus Bankshares, Inc.	105	6,542
Dime Community Bancorp, Inc.	230	7,073
E-Loan, Inc. (a)	788	2,459
ESB Financial Corp.	226	3,673
EverTrust Financial Group, Inc.	135	4,091
FFLC Bancorp, Inc.	220	6,512
Fidelity Bankshares, Inc.	152	4,218
First Busey Corp.	128	3,457
First Defiance Financial Corp.	186	5,195
First Federal Bancshares of Arkansas, Inc.	122	4,728
First Federal Financial Corp., Kentucky	216	6,372
First Financial Holdings, Inc.	112	3,528
First Niagara Financial Group, Inc.	923	14,020
First Pactrust Bancorp, Inc.	293	6,376
First Place Financial Corp.	199	3,678
First SecurityFed Financial, Inc.	128	3,941
First Sentinel Bancorp, Inc.	213	4,043
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	139	$ 3,781
FMS Financial Corp.	179	3,498
Harbor Florida Bancshares, Inc.	203	6,161
Heritage Financial Corp., Washington	289	6,361
HMN Financial, Inc.	267	6,579
Horizon Financial Corp.	257	4,546
Hudson City Bancorp, Inc.	1,919	69,333
Hudson River Bancorp, Inc.	125	4,345
Independence Community Bank Corp.	379	14,015
Klamath First Bancorp, Inc.	166	4,258
LSB Corp.	346	6,003
MAF Bancorp., Inc.	117	5,137
MASSBANK Corp.	88	3,552
MutualFirst Financial, Inc.	256	6,551
NASB Financial, Inc.	115	4,715
NetBank, Inc.	470	6,157
New Century Financial Corp.	344	13,089
NewMil Bancorp, Inc.	159	4,229
Northeast Pennsylvania Financial Corp.	324	6,318
Northwest Bancorp, Inc.	372	8,158
Pamrapo Bancorp, Inc.	263	6,515
Parkvale Financial Corp.	193	5,147
Partners Trust Financial Group, Inc.	162	4,653
People's Bank, Connecticut	480	15,624
Progress Financial Corp.	132	4,017
Provident Bancorp, Inc., New York	81	3,884
PVF Capital Corp.	414	6,173
Riverview Bancorp, Inc.	298	6,371
Saxon Capital, Inc. (a)	287	5,416
Seacoast Financial Services Corp.	193	5,298
Severn Bancorp, Inc.	209	6,326
Sterling Financial Corp. (a)	108	3,630
Thistle Group Holdings Co.	159	4,126
TierOne Corp. (a)	179	4,244
Timberland Bancorp, Inc.	176	4,279
Troy Financial Corp.	98	3,455
United Community Financial Corp., Ohio	409	4,589
Washington Federal, Inc.	471	13,433
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Waypoint Financial Corp.	254	$ 5,453
Willow Grove Bancorp, Inc.	206	3,481
		508,400
TOTAL FINANCIALS		3,065,013
HEALTH CARE - 11.8%
Biotechnology - 6.7%
Abgenix, Inc. (a)	996	11,225
AEterna Laboratories, Inc. (sub. vtg.) (a)	754	2,418
Affymetrix, Inc. (a)	670	16,529
Albany Molecular Research, Inc. (a)	314	4,427
Alexion Pharmaceuticals, Inc. (a)	247	4,631
Alkermes, Inc. (a)	876	11,458
Amgen, Inc. (a)	12,179	700,414
Amylin Pharmaceuticals, Inc. (a)	981	25,673
Angiotech Pharmaceuticals, Inc. (a)	375	18,559
Applied Molecular Evolution, Inc. (a)	335	5,943
Arena Pharmaceuticals, Inc. (a)	802	5,526
ARIAD Pharmaceuticals, Inc. (a)	847	6,988
Biogen Idec, Inc. (a)	3,556	135,768
BioMarin Pharmaceutical, Inc. (a)	881	6,475
Biopure Corp. Class A (a)	497	1,575
BioReliance Corp. (a)	128	5,925
Celgene Corp. (a)	770	35,212
Cell Genesys, Inc. (a)	436	5,685
Cell Therapeutics, Inc. (a)	605	5,445
Cephalon, Inc. (a)	549	25,798
Chiron Corp. (a)	1,666	89,331
Ciphergen Biosystems, Inc. (a)	311	3,238
Connetics Corp. (a)	314	5,542
Corixa Corp. (a)	598	3,403
Cubist Pharmaceuticals, Inc. (a)	365	4,533
CuraGen Corp. (a)	676	4,259
CV Therapeutics, Inc. (a)	287	5,157
deCODE genetics, Inc. (a)	642	5,374
Dendreon Corp. (a)	514	4,071
Digene Corp. (a)	227	9,023
Diversa Corp. (a)	517	4,343
DOV Pharmaceutical, Inc. (a)	213	2,285
Encysive Pharmaceuticals, Inc. (a)	551	4,127
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Enzon Pharmaceuticals, Inc. (a)	433	$ 4,672
Exact Sciences Corp. (a)	216	2,246
Exelixis, Inc. (a)	784	5,276
Gen-Probe, Inc. (a)	464	16,110
Gene Logic, Inc. (a)	500	2,435
Genencor International, Inc. (a)	741	11,723
Genta, Inc. (a)	734	7,377
Genzyme Corp. - General Division (a)	1,984	92,732
Geron Corp. (a)	355	4,338
Gilead Sciences, Inc. (a)	1,866	109,497
Harvard Bioscience, Inc. (a)	456	3,283
Human Genome Sciences, Inc. (a)	1,234	15,795
ICOS Corp. (a)	606	27,391
ID Biomedical Corp. (a)	392	4,678
IDEXX Laboratories, Inc. (a)	219	10,370
Ilex Oncology, Inc. (a)	399	8,327
ImClone Systems, Inc. (a)	736	28,925
ImmunoGen, Inc. (a)	561	2,654
Immunomedics, Inc. (a)	571	2,204
Incyte Corp. (a)	1,117	6,758
Indevus Pharmaceuticals, Inc. (a)	561	3,186
InterMune, Inc. (a)	328	6,924
Introgen Therapeutics, Inc. (a)	362	2,541
Invitrogen Corp. (a)	500	34,085
Isis Pharmaceuticals, Inc. (a)	673	4,031
Lexicon Genetics, Inc. (a)	757	3,974
Ligand Pharmaceuticals, Inc. Class B (a)	727	9,727
Luminex Corp. (a)	423	4,463
Martek Biosciences (a)	300	18,222
Maxygen, Inc. (a)	389	4,221
Medarex, Inc. (a)	852	5,794
MedImmune, Inc. (a)	2,500	59,500
Millennium Pharmaceuticals, Inc. (a)	2,828	44,598
Myriad Genetics, Inc. (a)	321	3,794
Nabi Biopharmaceuticals (a)	507	5,460
Neogen Corp. (a)	162	3,407
Neopharm, Inc. (a)	247	4,431
Neose Technologies, Inc. (a)	304	2,563
Neurocrine Biosciences, Inc. (a)	293	15,479
Neurogen Corp. (a)	889	5,673
Novavax, Inc. (a)	399	2,294
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	358	$ 10,804
Nuvelo, Inc. (a)	1,769	6,917
ONYX Pharmaceuticals, Inc. (a)	287	8,260
OraSure Technologies, Inc. (a)	406	3,386
OSI Pharmaceuticals, Inc. (a)	382	11,357
Peregrine Pharmaceuticals, Inc. (a)	1,572	3,804
Pharmacopeia, Inc. (a)	281	3,513
PRAECIS Pharmaceuticals, Inc. (a)	632	4,803
Progenics Pharmaceuticals, Inc. (a)	159	2,789
Protein Design Labs, Inc. (a)	884	12,252
QIAGEN NV (a)	1,517	16,763
QLT, Inc. (a)	611	9,986
Regeneron Pharmaceuticals, Inc. (a)	487	6,273
Rigel Pharmaceuticals, Inc. (a)	216	3,501
Savient Pharmaceuticals, Inc. (a)	757	3,740
SciClone Pharmaceuticals, Inc. (a)	436	3,205
Seattle Genetics, Inc. (a)	433	2,693
Sequenom, Inc. (a)	1,742	6,273
Serologicals Corp. (a)	260	4,485
Tanox, Inc. (a)	443	6,663
Techne Corp. (a)	472	17,030
Telik, Inc. (a)	368	7,437
Third Wave Technologies, Inc. (a)	734	3,156
Transkaryotic Therapies, Inc. (a)	406	5,274
Trimeris, Inc. (a)	199	4,543
Tularik, Inc. (a)	649	9,722
United Therapeutics Corp. (a)	199	3,745
VaxGen, Inc. (a)	243	2,022
Vertex Pharmaceuticals, Inc. (a)	1,004	8,775
Vicuron Pharmaceuticals, Inc. (a)	561	10,182
XOMA Ltd. (a)	815	5,632
Zymogenetics, Inc. (a)	416	5,537
		2,006,040
Health Care Equipment & Supplies - 1.7%
1-800 CONTACTS, Inc. (a)	105	2,221
Abaxis, Inc. (a)	254	5,141
Abiomed, Inc. (a)	446	3,295
Advanced Neuromodulation Systems, Inc. (a)	179	7,552
Aksys Ltd. (a)	355	2,570
Align Technology, Inc. (a)	787	14,174
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
American Medical Systems Holdings, Inc. (a)	321	$ 7,296
Analogic Corp.	115	4,830
Arrow International, Inc.	402	10,814
Arthrocare Corp. (a)	223	5,486
Aspect Medical Systems, Inc. (a)	270	2,568
BioLase Technology, Inc. (a)	233	2,859
Biomet, Inc.	2,281	81,591
Biosite, Inc. (a)	166	4,457
Bruker BioSciences Corp. (a)	596	2,968
Cardiac Science, Inc. (a)	889	3,174
Cardiodynamics International Corp. (a)	738	4,797
Closure Medical Corp. (a)	159	5,645
CNS., Inc.	291	3,550
Conceptus, Inc. (a)	283	3,679
CONMED Corp. (a)	287	6,102
CTI Molecular Imaging, Inc. (a)	460	7,084
Cyberonics, Inc. (a)	213	5,855
Cytyc Corp. (a)	1,220	15,726
Dade Behring Holdings, Inc. (a)	352	11,898
Datascope Corp.	145	5,043
DENTSPLY International, Inc.	742	33,412
Encore Medical Corp. (a)	436	2,956
Epix Medical, Inc. (a)	216	3,894
Exactech, Inc. (a)	166	2,615
Given Imaging Ltd. (a)	294	5,221
Hologic, Inc. (a)	254	3,820
I-Stat Corp. (a)	372	4,687
ICU Medical, Inc. (a)	149	5,079
IGEN International, Inc. (a)	263	15,541
Illumina, Inc. (a)	534	3,663
Immucor, Inc. (a)	255	5,891
INAMED Corp. (a)	237	18,571
Integra LifeSciences Holdings Corp. (a)	340	10,673
Interpore International, Inc. (a)	249	3,033
Intuitive Surgical, Inc. (a)	226	3,451
Kensey Nash Corp. (a)	132	2,776
Kyphon, Inc. (a)	391	10,713
Laserscope, Inc. (a)	237	3,792
Matthews International Corp. Class A	297	8,456
Merit Medical Systems, Inc. (a)	169	5,290
Micro Therapeutics, Inc. (a)	1,151	4,282
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Molecular Devices Corp. (a)	172	$ 3,411
Nektar Therapeutics (a)	558	7,354
Nutraceutical International Corp. (a)	277	3,587
Ocular Sciences, Inc. (a)	260	7,444
Orthofix International NV (a)	128	5,446
Orthologic Corp. (a)	595	4,296
Orthovita, Inc. (a)	713	2,581
PolyMedica Corp.	134	3,473
Possis Medical, Inc. (a)	203	3,459
Quidel Corp. (a)	450	3,870
Regeneration Technologies, Inc. (a)	241	2,506
Respironics, Inc. (a)	202	9,191
SonoSight, Inc. (a)	166	3,506
Staar Surgical Co. (a)	237	2,605
SurModics, Inc. (a)	156	3,303
Synovis Life Technologies, Inc. (a)	230	5,913
Therasense, Inc. (a)	429	7,314
Thoratec Corp. (a)	722	10,173
TriPath Imaging, Inc. (a)	689	6,284
Utah Medical Products, Inc. (a)	135	3,031
Ventana Medical Systems, Inc. (a)	159	5,991
Vital Signs, Inc.	139	4,563
Wright Medical Group, Inc. (a)	321	8,943
Young Innovations, Inc.	115	4,192
Zoll Medical Corp. (a)	95	3,235
		513,862
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	538	16,732
AdvancePCS Class A (a)	755	42,023
Advisory Board Co. (a)	196	7,197
Alderwoods Group, Inc. (a)	558	4,944
American Healthways, Inc. (a)	259	11,997
AmSurg Corp. (a)	199	7,405
Andrx Corp. (a)	801	17,590
Cerner Corp. (a)	394	17,584
Computer Programs & Systems, Inc.	139	2,641
Corvel Corp. (a)	101	3,510
Cross Country Healthcare, Inc. (a)	352	5,245
D & K Healthcare Resources, Inc.	203	2,745
Dendrite International, Inc. (a)	385	6,584
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Dynacq Healthcare, Inc. (a)	169	$ 3,120
Eclipsys Corp. (a)	671	6,831
eResearchTechnology, Inc. (a)	315	8,978
Express Scripts, Inc. (a)	727	47,059
First Health Group Corp. (a)	805	16,503
Genesis Health Ventures, Inc. (a)	379	11,904
Genesis HealthCare Corp.	189	3,122
Gentiva Health Services, Inc. (a)	358	4,679
HealthExtras, Inc. (a)	392	4,939
Henry Schein, Inc. (a)	412	27,723
ICON PLC sponsored ADR (a)	118	4,967
IDX Systems Corp. (a)	277	7,091
Inveresk Research Group, Inc. (a)	362	7,968
Kindred Healthcare, Inc. (a)	172	8,873
LabOne, Inc. (a)	162	4,696
Lifeline Systems, Inc. (a)	112	3,920
LifePoint Hospitals, Inc. (a)	458	13,676
Lincare Holdings, Inc. (a)	951	28,368
Medcath Corp. (a)	294	2,790
Odyssey Healthcare, Inc. (a)	442	15,740
Omnicell, Inc. (a)	254	3,343
PAREXEL International Corp. (a)	277	5,119
Patterson Dental Co. (a)	684	46,580
PDI, Inc. (a)	142	4,104
Per-Se Technologies, Inc. (a)	318	4,468
Pharmaceutical Product Development, Inc. (a)	581	17,244
Priority Healthcare Corp. Class B (a)	355	8,140
PSS World Medical, Inc. (a)	707	7,247
ResCare, Inc. (a)	406	2,984
SFBC International, Inc. (a)	91	2,343
TLC Vision Corp. (a)	656	3,995
U.S. Oncology, Inc. (a)	896	9,121
United Surgical Partners International, Inc. (a)	267	8,544
VCA Antech, Inc. (a)	488	15,250
Ventiv Health, Inc. (a)	368	3,080
VistaCare, Inc. Class A	166	6,557
Vital Images, Inc. (a)	115	2,050
VitalWorks, Inc. (a)	595	2,969
WebMD Corp. (a)	3,161	28,923
		561,205
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 1.5%
aaiPharma, Inc. (a)	267	$ 4,854
Able Laboratories, Inc. (a)	159	2,946
Acusphere, Inc. (a)	100	729
Adolor Corp. (a)	457	9,017
Advancis Pharmaceutical Corp.	100	821
American Pharmaceutical Partners, Inc. (a)	638	23,032
Antigenics, Inc. (a)	456	5,627
Atherogenics, Inc. (a)	392	5,606
Atrix Laboratories, Inc. (a)	213	4,315
Axcan Pharma, Inc. (a)	446	6,464
Bone Care International, Inc. (a)	233	3,146
CIMA Labs, Inc. (a)	139	4,584
Discovery Laboratories, Inc. (a)	439	3,767
Discovery Partners International, Inc. (a)	483	2,786
Endo Pharmaceuticals Holdings, Inc. (a)	1,351	25,453
Eon Labs, Inc. (a)	474	25,136
Esperion Therapeutics, Inc. (a)	338	7,771
First Horizon Pharmaceutical Corp. (a)	463	5,278
Flamel Technologies SA sponsored ADR (a)	210	6,023
Guilford Pharmaceuticals, Inc. (a)	439	2,998
Hollis-Eden Pharmaceutcals, Inc. (a)	176	2,416
Impax Laboratories, Inc. (a)	564	7,952
InKine Pharmaceutical, Inc. (a)	659	3,447
Inspire Pharmaceuticals, Inc. (a)	325	5,623
Kos Pharmaceuticals, Inc. (a)	185	8,233
Medicines Co. (a)	446	12,207
MGI Pharma, Inc. (a)	349	13,391
NitroMed, Inc. (a)	300	2,400
Noven Pharmaceuticals, Inc. (a)	260	3,570
Penwest Pharmaceuticals Co. (a)	298	4,589
Perrigo Co.	679	10,246
Pharmion Corp.	300	3,822
Pozen, Inc. (a)	455	5,351
Salix Pharmaceuticals Ltd. (a)	230	4,377
Sepracor, Inc. (a)	793	19,651
Shire Pharmaceuticals Group PLC sponsored ADR (a)	375	9,375
SICOR, Inc. (a)	995	27,502
SuperGen, Inc. (a)	436	4,609
Taro Pharmaceuticals Industries Ltd. (a)	294	20,268
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,778	107,099
Virbac Corp. (a)	399	2,594
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Vivus, Inc. (a)	730	$ 2,643
Zila, Inc. (a)	821	3,268
		434,986
TOTAL HEALTH CARE		3,516,093
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	152	3,314
BE Aerospace, Inc. (a)	619	3,559
Elbit Systems Ltd.	396	6,356
Engineered Support Systems, Inc.	273	14,469
Invision Technologies, Inc. (a)	183	5,457
Kaman Corp. Class A	345	4,440
KVH Industries, Inc. (a)	122	3,848
Mercury Computer Systems, Inc. (a)	220	5,269
MTC Technologies, Inc. (a)	149	4,463
		51,175
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	797	31,346
EGL, Inc. (a)	601	11,040
Expeditors International of Washington, Inc.	980	38,259
Forward Air Corp. (a)	304	8,646
J.B. Hunt Transport Services, Inc. (a)	798	20,876
Pacer International, Inc. (a)	358	7,493
UTI Worldwide, Inc.	309	10,352
		128,012
Airlines - 0.4%
Atlantic Coast Airlines Holdings, Inc. (a)	507	5,542
Frontier Airlines, Inc. (a)	311	5,032
JetBlue Airways Corp. (a)	990	36,095
MAIR Holdings, Inc. (a)	507	3,858
Mesa Air Group, Inc. (a)	375	4,519
Northwest Airlines Corp. (a)	913	12,061
Ryanair Holdings PLC sponsored ADR (a)	547	25,621
SkyWest, Inc.	717	12,368
U.S. Airways Group, Inc. Class A (a)	500	3,735
		108,831
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.1%
Aaon, Inc. (a)	176	$ 3,316
American Woodmark Corp.	85	4,420
Apogee Enterprises, Inc.	352	4,164
Quixote Corp.	112	2,760
Universal Forest Products, Inc.	166	5,053
		19,713
Commercial Services & Supplies - 2.1%
Apollo Group, Inc.:
- University of Phoenix Online (a)	190	14,309
Class A (a)	1,582	109,205
Bright Horizons Family Solutions, Inc. (a)	122	4,624
Capital Environmental Resource, Inc. (a)	592	3,943
Career Education Corp. (a)	839	42,898
Carlisle Holdings Ltd. (non-vtg.) (a)	686	4,356
Casella Waste Systems, Inc. Class A (a)	270	3,618
Century Business Services, Inc. (a)	1,075	4,999
Charles River Associates, Inc. (a)	108	3,526
Cintas Corp.	1,666	77,869
Coinstar, Inc. (a)	247	4,157
Copart, Inc. (a)	404	4,848
Corinthian Colleges, Inc. (a)	471	30,111
Corporate Executive Board Co. (a)	390	18,954
CoStar Group, Inc. (a)	172	7,224
Education Management Corp. (a)	359	24,268
Electro Rent Corp.	375	5,213
Exult, Inc. (a)	1,156	8,312
G&K Services, Inc. Class A	210	7,606
General Binding Corp. (a)	270	5,025
Gevity HR, Inc.	203	4,568
Healthcare Services Group	379	7,500
Heidrick & Struggles International, Inc. (a)	216	5,195
Herman Miller, Inc.	745	19,407
Insurance Auto Auctions, Inc. (a)	250	3,175
Integrated Alarm Services Group, Inc.	634	4,818
Kelly Services, Inc. Class A (non-vtg.)	352	10,025
Kforce, Inc. (a)	392	3,312
Kroll, Inc. (a)	155	3,712
Layne Christensen Co. (a)	643	6,687
Learning Tree International, Inc. (a)	377	6,548
McGrath RentCorp.	142	3,889
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
MemberWorks, Inc. (a)	122	$ 3,310
Mobile Mini, Inc. (a)	169	3,334
Monster Worldwide, Inc. (a)	1,141	27,452
NCO Group, Inc. (a)	254	5,867
PICO Holdings, Inc. (a)	260	3,879
Portfolio Recovery Associates, Inc.	264	7,323
PRG-Schultz International, Inc. (a)	754	3,732
Princeton Review, Inc. (a)	470	3,760
Resources Connection, Inc. (a)	230	6,297
School Specialty, Inc. (a)	169	4,894
SOURCECORP, Inc. (a)	176	4,305
Stericycle, Inc. (a)	325	16,055
Strayer Education, Inc.	51	5,698
Sylvan Learning Systems, Inc. (a)	493	15,958
Teletech Holdings, Inc. (a)	630	6,332
Tetra Tech, Inc. (a)	626	15,963
United Stationers, Inc. (a)	349	14,082
Waste Industries USA, Inc.	385	3,388
West Corp. (a)	703	16,661
		632,191
Construction & Engineering - 0.0%
Insituform Technologies, Inc. Class A (a)	254	3,823
Washington Group International, Inc. (a)	337	11,296
		15,119
Electrical Equipment - 0.5%
Active Power, Inc. (a)	940	3,158
American Power Conversion Corp.	1,940	42,408
American Superconductor Corp. (a)	254	2,682
Artesyn Technologies, Inc. (a)	467	3,685
Ballard Power Systems, Inc. (a)	1,155	13,685
Deswell Industries, Inc.	128	3,416
Encore Wire Corp. (a)	233	3,947
Energy Conversion Devices, Inc. (a)	501	4,309
Franklin Electric Co., Inc.	85	5,325
FuelCell Energy, Inc. (a)	477	6,420
Genlyte Group, Inc. (a)	112	5,920
Hydrogenics Corp. (a)	666	3,851
II-VI, Inc. (a)	159	3,619
Intermagnetics General Corp. (a)	162	3,650
LSI Industries, Inc.	325	4,046
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Medis Technologies Ltd. (a)	291	$ 2,604
Plug Power, Inc. (a)	1,100	6,369
Powell Industries, Inc. (a)	172	2,900
Power-One, Inc. (a)	838	7,064
Proton Energy Systems, Inc.	1,031	2,701
Valence Technology, Inc. (a)	882	3,175
Vicor Corp. (a)	362	4,163
Woodward Governor Co.	108	5,387
		144,484
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	112	3,101
Westaim Corp. (a)	1,454	3,251
		6,352
Machinery - 0.6%
A.S.V., Inc. (a)	156	4,418
Astec Industries, Inc. (a)	294	3,878
BHA Group Holdings, Inc.	270	6,777
Ceradyne, Inc. (a)	105	4,485
CUNO, Inc. (a)	159	6,775
Dionex Corp. (a)	196	9,208
GSI Lumonics, Inc. (a)	467	4,932
Hardinge, Inc.	423	4,378
Joy Global, Inc. (a)	514	10,794
Lincoln Electric Holdings, Inc.	352	8,913
Nordson Corp.	321	10,436
PACCAR, Inc.	1,137	91,199
Tecumseh Products Co.	116	4,640
Tecumseh Products Co. Class A (non-vtg.)	118	4,857
		175,690
Marine - 0.1%
Alexander & Baldwin, Inc.	557	17,523
Stolt-Nielsen SA Class B sponsored ADR	490	3,896
		21,419
Road & Rail - 0.4%
AMERCO (a)	92	2,510
Arkansas Best Corp.	230	7,217
Covenant Transport, Inc. Class A (a)	193	3,636
Heartland Express, Inc.	623	15,120
Knight Transportation, Inc. (a)	345	8,359
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc. (a)	417	$ 15,012
Marten Transport Ltd. (a)	122	2,943
Overnite Corp.	300	6,705
P.A.M. Transportation Services, Inc. (a)	145	2,835
Quality Distribution, Inc. (a)	11	201
Roadway Corp.	207	10,557
SCS Transportation, Inc. (a)	206	3,426
Swift Transportation Co., Inc. (a)	870	17,330
USA Truck, Inc. (a)	550	5,929
USF Corp.	264	8,720
Werner Enterprises, Inc.	868	15,754
Yellow Corp. (a)	257	7,856
		134,110
Trading Companies & Distributors - 0.2%
Fastenal Co.	783	38,899
Lawson Products, Inc.	135	4,581
NuCo2, Inc. (a)	250	3,145
		46,625
TOTAL INDUSTRIALS		1,483,721
INFORMATION TECHNOLOGY - 50.3%
Communications Equipment - 9.3%
3Com Corp. (a)	3,871	28,955
Adaptec, Inc. (a)	1,160	10,220
ADC Telecommunications, Inc. (a)	7,628	18,765
Adtran, Inc.	389	25,604
Advanced Fibre Communications, Inc. (a)	892	19,936
Alvarion Ltd. (a)	602	5,930
Anaren, Inc. (a)	267	3,997
Andrew Corp. (a)	1,632	19,209
Arris Group, Inc. (a)	832	5,366
Aspect Communications Corp. (a)	575	8,464
AudioCodes Ltd. (a)	443	5,179
Audiovox Corp. Class A (a)	250	3,468
Avanex Corp. (a)	1,325	6,281
Avocent Corp. (a)	492	18,839
Bel Fuse, Inc. Class A	177	4,567
Black Box Corp.	176	7,700
Brocade Communications Systems, Inc. (a)	2,428	14,787
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
C-COR.net Corp. (a)	490	$ 5,782
Centillium Communications, Inc. (a)	399	2,195
CIENA Corp. (a)	4,467	31,626
Cisco Systems, Inc. (a)	66,350	1,503,491
Computer Network Technology Corp. (a)	341	3,393
Comtech Telecommunications Corp. (a)	156	5,201
Comverse Technology, Inc. (a)	1,694	32,576
Corvis Corp. (a)	4,324	6,270
CyberGuard Corp. (a)	284	2,439
Digi International, Inc. (a)	439	3,762
Ditech Communications Corp. (a)	372	6,529
Echelon Corp. (a)	416	5,013
ECI Telecom Ltd. (a)	1,306	7,784
Extreme Networks, Inc. (a)	1,227	12,037
F5 Networks, Inc. (a)	291	7,514
FalconStor Software, Inc. (a)	578	4,595
Finisar Corp. (a)	2,201	8,804
Foundry Networks, Inc. (a)	1,312	34,584
Glenayre Technologies, Inc. (a)	1,379	4,123
Harmonic, Inc. (a)	744	6,465
Inter-Tel, Inc.	257	6,219
InterDigital Communication Corp. (a)	567	11,612
Ixia (a)	619	7,886
JDS Uniphase Corp. (a)	13,230	45,511
Juniper Networks, Inc. (a)	3,742	70,612
McDATA Corp.:
Class A (a)	922	9,810
Class B (a)	419	4,433
MRV Communications, Inc. (a)	1,322	5,301
NETGEAR, Inc.	284	3,831
NetScreen Technologies, Inc. (a)	859	21,647
Network Engines, Inc. (a)	416	4,343
New Focus, Inc. (a)	859	4,201
Oplink Communications, Inc. (a)	1,832	4,378
Packeteer, Inc. (a)	345	6,544
PC-Tel, Inc. (a)	257	2,300
Polycom, Inc. (a)	1,044	20,692
Powerwave Technologies, Inc. (a)	767	5,714
Proxim Corp. Class A (a)	1,704	2,403
QLogic Corp. (a)	865	49,158
QUALCOMM, Inc.	7,470	332,789
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
REMEC, Inc. (a)	698	$ 7,832
Research in Motion Ltd. (a)	717	32,666
SafeNet, Inc. (a)	128	4,255
SCM Microsystems, Inc. (a)	352	2,922
SeaChange International, Inc. (a)	297	4,470
Sierra Wireless, Inc. (a)	158	2,862
Sonus Networks, Inc. (a)	2,756	25,190
SpectraLink Corp.	196	4,036
Stratex Networks, Inc. (a)	1,513	5,386
Sycamore Networks, Inc. (a)	2,519	13,401
Symmetricom, Inc. (a)	558	3,925
Tekelec (a)	605	10,104
Telefonaktiebolaget LM Ericsson ADR (a)	1,571	25,513
Tellabs, Inc. (a)	4,247	33,976
Terayon Communication Systems, Inc. (a)	838	5,011
Tollgrade Communications, Inc. (a)	159	2,752
Turnstone Systems, Inc. (a)	1,021	123
UTStarcom, Inc. (a)	932	35,304
Verso Technologies, Inc. (a)	1,011	3,892
ViaSat, Inc. (a)	267	5,679
Westell Technologies, Inc. Class A (a)	510	3,774
WJ Communications, Inc. (a)	774	3,669
Zhone Technologies, Inc. (a)	800	4,424
		2,762,000
Computers & Peripherals - 4.5%
ActivCard Corp. (a)	497	4,319
Advanced Digital Information Corp. (a)	625	9,481
Apple Computer, Inc. (a)	3,310	69,245
Applied Films Corp. (a)	51	1,693
Avid Technology, Inc. (a)	311	16,446
Concurrent Computer Corp. (a)	791	3,188
Cray, Inc. (a)	910	9,528
Creative Technology Ltd.	635	6,598
Dell, Inc. (a)	24,369	840,731
Dot Hill Systems Corp. (a)	335	5,712
Electronics for Imaging, Inc. (a)	437	12,061
Hutchinson Technology, Inc. (a)	242	7,882
InFocus Corp. (a)	666	5,275
Intergraph Corp. (a)	259	6,579
Komag, Inc. (a)	409	6,744
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
M-Systems Flash Disk Pioneers Ltd. (a)	270	$ 5,238
Mobility Electronics, Inc. (a)	308	3,450
Neoware Systems, Inc. (a)	169	2,834
Network Appliance, Inc. (a)	3,331	76,979
PalmOne, Inc. (a)	338	5,060
Pinnacle Systems, Inc. (a)	656	5,471
Presstek, Inc. (a)	453	3,647
Rainbow Technologies, Inc. (a)	331	4,104
Rimage Corp. (a)	216	3,305
SanDisk Corp. (a)	754	60,968
SBS Technologies, Inc. (a)	435	6,373
SimpleTech, Inc. (a)	463	3,111
Stratasys, Inc. (a)	118	5,310
Sun Microsystems, Inc. (a)	31,009	132,408
Synaptics, Inc. (a)	270	3,691
Xybernaut Corp. (a)	1,829	3,292
		1,330,723
Electronic Equipment & Instruments - 1.9%
Aeroflex, Inc. (a)	622	7,893
Agilysys, Inc.	396	4,459
BEI Technologies, Inc.	193	3,410
Brightpoint, Inc. (a)	192	4,314
CDW Corp.	823	49,174
Cognex Corp.	516	14,175
Coherent, Inc. (a)	392	9,384
Daktronics, Inc. (a)	223	4,139
Electro Scientific Industries, Inc. (a)	301	7,239
Elron Electronic Industries Ltd. (a)	379	4,017
Excel Technology, Inc. (a)	142	4,473
Flextronics International Ltd. (a)	4,819	77,249
Flir Systems, Inc. (a)	200	6,892
Global Imaging Systems, Inc. (a)	288	8,441
Identix, Inc. (a)	891	4,615
INTAC International (a)	416	4,160
Itron, Inc. (a)	196	3,761
Lexar Media, Inc. (a)	759	16,212
Littelfuse, Inc. (a)	226	6,733
Merix Corp. (a)	196	4,092
Methode Electronics, Inc. Class A	362	4,644
Metrologic Instruments, Inc. (a)	182	4,958
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc.	953	$ 30,648
Molex, Inc. Class A (non-vtg.)	873	23,676
MTS Systems Corp.	247	4,587
National Instruments Corp.	536	24,265
Newport Corp. (a)	409	6,965
NU Horizons Electronics Corp. (a)	658	5,277
Optimal Robotics Corp. Class A (a)	325	2,551
Orbotech Ltd.	318	7,489
OSI Systems, Inc. (a)	159	2,954
Pemstar, Inc. (a)	1,399	5,260
Photon Dynamics, Inc. (a)	172	7,019
Planar Systems, Inc. (a)	145	3,451
Plexus Corp. (a)	453	8,041
RadiSys Corp. (a)	213	3,919
Richardson Electronics Ltd.	274	2,795
Rofin-Sinar Technologies, Inc. (a)	128	4,118
Sanmina-SCI Corp. (a)	4,952	60,365
ScanSource, Inc. (a)	118	5,161
Superconductor Technologies, Inc. (a)	805	5,973
Sypris Solutions, Inc.	220	3,003
Tech Data Corp. (a)	594	21,883
Trimble Navigation Ltd. (a)	318	9,645
TTM Technologies, Inc. (a)	402	6,794
Universal Display Corp. (a)	297	4,407
Varian, Inc. (a)	382	15,494
Veeco Instruments, Inc. (a)	301	8,880
X-Rite, Inc.	274	3,137
Zomax, Inc. (a)	531	2,857
Zygo Corp. (a)	226	3,675
		548,723
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	1,214	16,292
Aquantive, Inc. (a)	629	6,510
Ariba, Inc. (a)	2,701	8,535
Art Technology Group, Inc. (a)	2,639	4,486
AsiaInfo Holdings, Inc. (a)	517	3,598
Ask Jeeves, Inc. (a)	453	8,752
Autobytel, Inc. (a)	399	3,854
Chinadotcom Corp. Class A (a)	1,073	9,314
Chordiant Software, Inc. (a)	818	3,591
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CMGI, Inc. (a)	5,247	$ 11,019
CNET Networks, Inc. (a)	1,366	10,204
Digital Insight Corp. (a)	331	7,868
Digital River, Inc. (a)	393	9,043
Digitas, Inc. (a)	659	5,740
DoubleClick, Inc. (a)	1,254	11,976
EarthLink, Inc. (a)	1,372	13,171
eCollege.com (a)	189	4,196
Entrust, Inc. (a)	791	3,378
Equinix, Inc. (a)	125	3,336
FindWhat.com (a)	213	3,227
FreeMarkets, Inc. (a)	497	2,997
Homestore, Inc. (a)	1,416	4,970
InfoSpace, Inc. (a)	318	8,348
Internap Network Services Corp. (a)	2,140	4,772
Internet Security Systems, Inc. (a)	500	8,485
Interwoven, Inc. (a)	336	5,033
iPass, Inc.	545	9,538
j2 Global Communications, Inc. (a)	230	6,537
Keynote Systems, Inc. (a)	291	3,591
LookSmart Ltd. (a)	1,092	1,627
MatrixOne, Inc. (a)	649	3,862
Neoforma, Inc. (a)	220	3,511
Net2Phone, Inc. (a)	480	3,024
Netease.com, Inc. sponsored ADR (a)	168	7,830
Netegrity, Inc. (a)	368	4,508
NetRatings, Inc. (a)	443	4,483
NIC, Inc. (a)	781	5,498
Open Text Corp. (a)	333	6,225
Openwave Systems, Inc. (a)	595	7,158
Opsware, Inc. (a)	818	6,299
PEC Solutions, Inc. (a)	287	5,169
RADWARE Ltd. (a)	210	5,636
RealNetworks, Inc. (a)	1,613	9,630
Register.com, Inc. (a)	595	2,886
Retek, Inc. (a)	608	6,311
S1 Corp. (a)	862	7,611
SeeBeyond Technology Corp. (a)	1,207	4,683
Selectica, Inc. (a)	723	3,355
Sina Corp. (a)	515	18,025
SkillSoft PLC sponsored ADR (a)	842	6,509
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sohu.com, Inc. (a)	341	$ 11,833
SonicWALL, Inc. (a)	811	6,480
Stellent, Inc. (a)	345	3,405
Supportsoft, Inc. (a)	358	5,248
Switchboard, Inc. (a)	250	1,675
Terra Networks SA sponsored ADR (a)	666	3,823
TriZetto Group, Inc. (a)	541	3,489
Tumbleweed Communications Corp. (a)	480	3,989
United Online, Inc. (a)	712	12,966
ValueClick, Inc. (a)	791	6,605
VeriSign, Inc. (a)	2,307	37,396
Vignette Corp. (a)	2,769	6,396
Vitria Technology, Inc. (a)	534	3,033
WebEx Communications, Inc. (a)	409	8,082
webMethods, Inc. (a)	558	5,441
Websense, Inc. (a)	230	6,231
Yahoo!, Inc. (a)	6,216	267,164
Zix Corp. (a)	368	3,224
		722,681
IT Services - 1.3%
Acxiom Corp. (a)	947	15,730
American Management Systems, Inc. (a)	467	6,963
Carreker Corp. (a)	368	5,505
CheckFree Corp. (a)	795	21,958
Cognizant Technology Solutions Corp. Class A (a)	653	29,953
CompuCom Systems, Inc. (a)	686	3,121
Corio, Inc. (a)	987	2,458
CSG Systems International, Inc. (a)	253	2,932
Edgewater Technology, Inc. (a)	1,090	5,406
eFunds Corp. (a)	504	8,744
Euronet Worldwide, Inc. (a)	331	5,571
Fiserv, Inc. (a)	1,876	70,350
Forrester Research, Inc. (a)	267	4,902
iGate Corp. (a)	679	4,318
Indus International, Inc. (a)	1,166	3,498
Infosys Technologies Ltd. sponsored ADR	90	7,475
infoUSA, Inc. (a)	615	5,228
InterCept, Inc. (a)	223	2,357
Intrado, Inc. (a)	172	3,431
Lightbridge, Inc. (a)	362	3,486
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)	487	$ 5,260
ManTech International Corp. Class A (a)	169	4,335
MedQuist, Inc. (a)	368	5,664
Paychex, Inc.	3,438	132,260
Pegasus Solutions, Inc. (a)	206	2,447
Sapient Corp. (a)	1,393	7,829
SM&A (a)	254	2,995
Sykes Enterprises, Inc. (a)	534	4,881
Syntel, Inc.	476	12,109
Zanett, Inc. (a)	845	2,324
		393,490
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	360	22,885
Semiconductors & Semiconductor Equipment - 14.5%
Actel Corp. (a)	226	6,195
ADE Corp. (a)	186	4,678
Advanced Energy Industries, Inc. (a)	341	9,002
Alliance Semiconductor Corp. (a)	581	4,799
Altera Corp. (a)	3,531	89,440
AMIS Holdings, Inc.	754	13,994
Amkor Technology, Inc. (a)	1,732	33,809
Applied Materials, Inc. (a)	15,791	383,721
Applied Micro Circuits Corp. (a)	3,112	20,104
Artisan Components, Inc. (a)	220	4,547
ASE Test Ltd. (a)	1,007	13,947
ASM International NV (a)	226	4,278
ASML Holding NV (NY Shares) (a)	1,354	25,482
Asyst Technologies, Inc. (a)	416	7,592
ATI Technologies, Inc. (a)	2,202	34,069
Atmel Corp. (a)	4,702	31,644
ATMI, Inc. (a)	410	9,430
Axcelis Technologies, Inc. (a)	1,045	11,986
Brillian Corp. (a)	388	3,092
Broadcom Corp. Class A (a)	2,211	80,547
Brooks Automation, Inc. (a)	385	9,356
Cabot Microelectronics Corp. (a)	271	14,387
ChipPAC, Inc. Class A (a)	1,021	7,933
Cirrus Logic, Inc. (a)	940	8,084
Cohu, Inc.	203	4,267
Conexant Systems, Inc. (a)	2,667	13,468
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp. (a)	659	$ 8,541
Cree, Inc. (a)	660	12,124
Cymer, Inc. (a)	407	18,873
DSP Group, Inc. (a)	291	7,010
DuPont Photomasks, Inc. (a)	213	4,946
Entegris, Inc. (a)	895	11,492
ESS Technology, Inc. (a)	423	7,056
Exar Corp. (a)	396	7,678
FEI Co. (a)	331	7,947
FormFactor, Inc.	412	10,506
Genesis Microchip, Inc. (a)	335	6,181
GlobespanVirata, Inc. (a)	1,363	8,369
Helix Technology, Inc.	277	6,011
ICOS Vision Systems NV (a)	297	4,277
Integrated Circuit Systems, Inc. (a)	639	19,010
Integrated Device Technology, Inc. (a)	1,004	18,925
Integrated Silicon Solution, Inc. (a)	341	6,377
Intel Corp.	61,817	2,066,542
Intersil Corp. Class A	1,394	36,816
IXYS Corp. (a)	379	3,184
KLA-Tencor Corp. (a)	1,746	102,333
Kopin Corp. (a)	757	5,360
Kulicke & Soffa Industries, Inc. (a)	548	9,031
Lam Research Corp. (a)	1,254	40,128
Lattice Semiconductor Corp. (a)	1,119	10,597
Linear Technology Corp.	2,856	123,208
LTX Corp. (a)	534	8,907
Marvell Technology Group Ltd. (a)	1,232	48,652
Mattson Technology, Inc. (a)	504	7,736
Maxim Integrated Products, Inc.	3,004	156,448
Micrel, Inc. (a)	899	15,373
Microchip Technology, Inc.	1,863	64,087
Microsemi Corp. (a)	281	6,809
MIPS Technologies, Inc. (a)	676	3,684
MKS Instruments, Inc. (a)	514	14,243
Monolithic System Technology, Inc. (a)	348	2,596
Nanometrics, Inc. (a)	220	3,212
Novellus Systems, Inc. (a)	1,360	59,514
NVIDIA Corp. (a)	1,500	31,725
O2Micro International Ltd. (a)	463	11,112
Omnivision Technologies, Inc. (a)	300	19,548
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	2,330	$ 15,331
ParthusCeva, Inc. (a)	287	2,511
PDF Solutions, Inc. (a)	308	3,410
Pericom Semiconductor Corp. (a)	331	3,879
Photronics, Inc. (a)	321	5,929
Pixelworks, Inc. (a)	423	5,584
PLX Technology, Inc. (a)	372	3,497
PMC-Sierra, Inc. (a)	1,764	35,933
Power Integrations, Inc. (a)	281	10,181
Rambus, Inc. (a)	1,016	30,480
RF Micro Devices, Inc. (a)	1,760	20,504
Rudolph Technologies, Inc. (a)	176	4,074
Semitool, Inc. (a)	399	4,541
Semtech Corp. (a)	636	15,455
Sigmatel, Inc.	415	11,222
Silicon Image, Inc. (a)	747	5,528
Silicon Laboratories, Inc. (a)	514	25,222
Silicon Storage Technology, Inc. (a)	960	13,027
Siliconix, Inc. (a)	272	13,815
Sipex Corp. (a)	385	3,619
Skyworks Solutions, Inc. (a)	1,239	10,891
Standard Microsystems Corp. (a)	169	4,529
Supertex, Inc. (a)	159	2,757
Tessera Technologies, Inc.	400	7,300
Transmeta Corp. (a)	1,471	4,854
Transwitch Corp. (a)	1,234	3,801
TriQuint Semiconductor, Inc. (a)	1,430	11,554
Ultratech, Inc. (a)	233	7,060
Varian Semiconductor Equipment Associates, Inc. (a)	316	14,713
Vitesse Semiconductor Corp. (a)	2,244	16,381
White Electronic Designs Corp. (a)	281	2,897
Xicor, Inc. (a)	335	4,372
Xilinx, Inc. (a)	3,140	118,033
Zoran Corp. (a)	431	7,913
		4,316,816
Software - 16.3%
Activision, Inc. (a)	739	11,307
Actuate Corp. (a)	879	2,769
Adobe Systems, Inc.	2,159	89,210
Advent Software, Inc. (a)	341	5,971
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Agile Software Corp. (a)	551	$ 6,055
Altiris, Inc. (a)	247	7,617
Ansys, Inc. (a)	139	5,364
Ascential Software Corp. (a)	568	14,370
Atari, Inc. (a)	832	3,411
Autodesk, Inc.	1,164	27,028
Barra, Inc.	183	6,731
BEA Systems, Inc. (a)	3,756	47,701
Borland Software Corp. (a)	801	6,985
Business Objects SA sponsored ADR (a)	150	5,115
Captaris, Inc. (a)	619	3,671
Catapult Communications Corp. (a)	223	3,372
CCC Information Services Group, Inc. (a)	291	4,906
Check Point Software Technologies Ltd. (a)	2,560	45,210
Citrix Systems, Inc. (a)	1,592	38,240
Cognos, Inc. (a)	825	27,665
Compuware Corp. (a)	3,482	19,917
Concord Communications, Inc. (a)	223	4,937
Concur Technologies, Inc. (a)	596	5,930
Convera Corp. Class A (a)	622	2,432
Creo, Inc. (a)	558	5,906
Digimarc Corp. (a)	223	3,147
Documentum, Inc. (a)	568	17,040
E.piphany, Inc. (a)	882	6,968
Electronic Arts, Inc. (a)	2,747	121,500
Embarcadero Technologies, Inc. (a)	318	4,589
Epicor Software Corp. (a)	460	5,699
EPIQ Systems, Inc. (a)	183	3,193
FileNET Corp. (a)	345	9,036
Group 1 Software, Inc. (a)	176	3,140
Hummingbird Ltd. (a)	203	4,616
Hyperion Solutions Corp. (a)	326	10,817
Inet Technologies, Inc. (a)	406	5,213
Informatica Corp. (a)	849	9,577
InterVideo, Inc.	139	1,487
Intervoice, Inc. (a)	385	4,027
Intuit, Inc. (a)	1,850	93,018
Jack Henry & Associates, Inc.	952	19,725
JDA Software Group, Inc. (a)	301	5,484
Kronos, Inc. (a)	250	9,793
Lawson Software, Inc. (a)	1,080	9,115
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Macromedia, Inc. (a)	706	$ 14,480
Macrovision Corp. (a)	492	11,267
Magma Design Automation, Inc. (a)	321	7,553
Manhattan Associates, Inc. (a)	280	8,520
Manugistics Group, Inc. (a)	808	5,381
MAPICS, Inc. (a)	524	6,325
Mentor Graphics Corp. (a)	794	11,632
Mercury Interactive Corp. (a)	819	38,329
Merge Technologies, Inc. (a)	162	2,835
Micromuse, Inc. (a)	791	6,368
MICROS Systems, Inc. (a)	172	7,441
Microsoft Corp.	102,546	2,635,408
MicroStrategy, Inc. Class A (a)	125	6,750
MRO Software, Inc. (a)	391	5,396
Nassda Corp. (a)	352	2,482
NetIQ Corp. (a)	571	6,846
Novell, Inc. (a)	3,604	34,238
Nuance Communications, Inc. (a)	456	3,634
NYFIX, Inc. (a)	494	4,115
OpenTV Corp. Class A (a)	1,038	3,602
Opnet Technologies, Inc. (a)	359	6,458
Oracle Corp. (a)	49,523	594,771
PalmSource, Inc. (a)	104	2,661
Parametric Technology Corp. (a)	2,755	9,422
Pegasystems, Inc. (a)	409	3,272
PeopleSoft, Inc. (a)	3,287	69,520
Pervasive Software, Inc. (a)	368	2,742
Phoenix Technologies Ltd. (a)	439	3,824
Plato Learning, Inc. (a)	348	3,456
Portal Software, Inc. (a)	560	4,228
Progress Software Corp. (a)	338	7,084
Pumatech, Inc. (a)	602	3,642
QAD, Inc. (a)	598	7,373
Quality Systems, Inc. (a)	71	3,039
Quest Software, Inc. (a)	876	13,009
Red Hat, Inc. (a)	1,828	24,276
Renaissance Learning, Inc. (a)	413	9,582
Retalix Ltd. (a)	179	3,918
Roxio, Inc. (a)	304	1,645
RSA Security, Inc. (a)	575	8,453
ScanSoft, Inc. (a)	791	4,746
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SCO Group, Inc. (a)	176	$ 3,027
Secure Computing Corp. (a)	362	5,441
SERENA Software, Inc. (a)	402	7,726
Siebel Systems, Inc. (a)	4,649	61,274
Sonic Solutions, Inc. (a)	220	4,151
SPSS, Inc. (a)	226	4,378
SS&C Technologies, Inc.	179	5,281
Symantec Corp. (a)	2,818	92,515
Synopsys, Inc. (a)	1,366	40,925
Synplicity, Inc. (a)	483	3,521
Systems & Computer Technology Corp. (a)	365	5,585
Take-Two Interactive Software, Inc. (a)	450	14,895
TALX Corp.	135	3,537
THQ, Inc. (a)	298	4,795
TIBCO Software, Inc. (a)	2,202	12,882
TradeStation Group, Inc. (a)	412	3,683
Transaction Systems Architects, Inc. Class A (a)	365	7,183
Ulticom, Inc. (a)	584	6,319
Ultimate Software Group, Inc. (a)	352	3,161
VA Software Corp. (a)	737	3,095
Vastera, Inc. (a)	987	3,849
Verint Systems, Inc. (a)	287	6,653
Verisity Ltd. (a)	243	3,115
VERITAS Software Corp. (a)	4,337	164,897
Verity, Inc. (a)	382	5,486
Wind River Systems, Inc. (a)	967	6,295
		4,842,396
TOTAL INFORMATION TECHNOLOGY		14,939,714
MATERIALS - 0.9%
Chemicals - 0.3%
A. Schulman, Inc.	335	6,549
Akzo Nobel NV sponsored ADR	365	12,582
Hawkins, Inc.	321	4,212
Headwaters, Inc. (a)	264	5,037
LESCO, Inc. (a)	264	3,371
Methanex Corp.	1,196	11,967
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	626	$ 33,535
Symyx Technologies, Inc. (a)	439	8,758
		86,011
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	200	2,930
Silgan Holdings, Inc. (a)	176	6,063
Smurfit-Stone Container Corp. (a)	2,383	38,986
		47,979
Metals & Mining - 0.4%
Aber Diamond Corp. (a)	501	19,044
Alliance Resource Partners LP	215	6,837
Anglo American PLC ADR	220	4,710
Century Aluminum Co. (a)	74	1,228
Commonwealth Industries, Inc.	656	4,808
Durban Roodepoort Deep Ltd. sponsored ADR (a)	1,558	4,285
Gibraltar Steel Corp.	291	7,095
Ivanhoe Mines Ltd. (a)	2,279	20,590
NN, Inc.	463	5,380
Pan American Silver Corp. (a)	483	6,404
Roanoke Electric Steel Corp.	599	5,780
Royal Gold, Inc.	349	7,437
Schnitzer Steel Industries, Inc. Class A	115	6,223
Silver Standard Resources, Inc. (a)	419	4,522
Steel Dynamics, Inc. (a)	615	12,312
		116,655
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	6,207
TOTAL MATERIALS		256,852
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Allstream, Inc. Class B (ltd. vtg.) (a)	167	8,651
Bell Canada International, Inc. (a)	1,312	3,752
Commonwealth Telephone Enterprises, Inc. (a)	210	7,900
CT Communications, Inc.	171	2,445
D&E Communications, Inc.	277	3,947
General Communications, Inc. Class A (a)	521	4,559
Golden Telecom, Inc. (a)	281	7,798
HickoryTech Corp.	318	3,848
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	6,365	$ 34,880
McLeodUSA, Inc. Class A (a)	2,103	3,365
North Pittsburgh Systems, Inc.	223	4,110
NTL, Inc. (a)	542	35,317
Primus Telecommunications Group, Inc. (a)	676	7,159
PTEK Holdings, Inc. (a)	615	5,363
SureWest Communications	159	6,239
Talk America Holdings, Inc. (a)	311	3,499
Time Warner Telecom, Inc. Class A (a)	527	5,560
Warwick Valley Telephone Co.	132	4,232
		152,624
Wireless Telecommunication Services - 1.2%
Aether Systems, Inc. (a)	642	3,191
Arch Wireless, Inc. Class A (a)	226	3,948
At Road, Inc. (a)	641	8,070
Centennial Communications Corp. Class A (a)	1,325	6,519
Dobson Communications Corp. Class A (a)	656	3,870
Millicom International Cellular SA (a)	249	19,920
Nextel Communications, Inc. Class A (a)	10,018	253,756
Nextel Partners, Inc. Class A (a)	1,662	19,595
NII Holdings, Inc. Class B (a)	192	14,582
Telesystem International Wireless, Inc. (a)	967	7,559
Western Wireless Corp. Class A (a)	841	15,701
Wireless Facilities, Inc. (a)	683	9,924
		366,635
TOTAL TELECOMMUNICATION SERVICES		519,259
UTILITIES - 0.2%
Electric Utilities - 0.0%
MGE Energy, Inc.	149	4,769
Otter Tail Corp.	264	7,189
		11,958
Gas Utilities - 0.1%
Inergy LP	165	7,831
TC Pipelines LP	142	4,629
		12,460
Water Utilities - 0.1%
Artesian Resources Corp. Class A	234	6,143
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	95	$ 2,762
Middlesex Water Co.	176	3,520
Southwest Water Co.	247	3,922
York Water Co.	203	3,701
		20,048
TOTAL UTILITIES		44,466
TOTAL COMMON STOCKS (Cost $25,644,999)		27,632,181
U.S. Treasury Obligations - 1.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.82% to 0.87% 12/4/03 (c) (Cost $299,979)	$ 300,000	299,980
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 1.09% (b) (Cost $816,049)	816,049	816,049
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $26,761,027)		28,748,210
NET OTHER ASSETS - 3.2%		938,487
NET ASSETS - 100%		$ 29,686,697
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
66 Nasdaq 100 E-Mini Index Contracts	Dec. 2003	$ 1,881,000	$ 13,468
2 Nasdaq Composite E-Mini Index Contracts	Dec. 2003	78,440	3,036
		$ 1,959,440	$ 16,504
The face value of futures purchased as a percentage of net assets - 6.6%

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $187,988.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $28,262,319 and $2,647,973, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003
Assets
Investment in securities, at value (cost $26,761,027) - See accompanying schedule		$ 28,748,210
Cash		3,197
Receivable for investments sold		6,583
Receivable for fund shares sold		1,025,596
Dividends receivable		7,891
Interest receivable		118
Receivable for daily variation on futures contracts		3,448
Prepaid expenses		18,785
Receivable from investment adviser for expense reductions		25,971
Other affiliated receivables		77
Total assets		29,839,876

Liabilities
Payable for investments purchased	$ 83,141
Payable for fund shares redeemed	10,237
Accrued management fee	5,867
Distribution fees payable	1,730
Other affiliated payables	9,686
Other payables and accrued expenses	42,518
Total liabilities		153,179

Net Assets		$ 29,686,697
Net Assets consist of:
Paid in capital		$ 27,684,370
Undistributed net investment income		15,971
Accumulated undistributed net realized gain (loss) on investments		(17,331)
Net unrealized appreciation (depreciation) on investments		2,003,687
Net Assets, for 1,100,797 shares outstanding		$ 29,686,697
Net Asset Value, offering price and redemption price per share ($29,686,697 ÷ 1,100,797 shares)		$ 26.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period September 25, 2003 (commencement of operations) to November 30, 2003

Investment Income
Dividends		$ 33,869
Interest		5,181
Total income		39,050

Expenses
Management fee	$ 12,286
Transfer agent fees	8,906
Distribution fees	1,730
Licensing fees	1,442
Accounting fees and expenses	11,044
Non-interested trustees' compensation	18
Custodian fees and expenses	15,451
Registration fees	11,219
Audit	3,986
Legal	1
Miscellaneous	58
Total expenses before reductions	66,141
Expense reductions	(43,070)	23,071
Net investment income (loss)		15,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,383
Futures contracts	(47,722)
Total net realized gain (loss)		(17,339)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,987,183
Futures contracts	16,504
Total change in net unrealized appreciation (depreciation)		2,003,687
Net gain (loss)		1,986,348
Net increase (decrease) in net assets resulting from operations		$ 2,002,327

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,979
Net realized gain (loss)	(17,339)
Change in net unrealized appreciation (depreciation)	2,003,687
Net increase (decrease) in net assets resulting from operations	2,002,327
Share transactions Net proceeds from sales of shares	55,487,175
Cost of shares redeemed	(27,812,489)
Net increase (decrease) in net assets resulting from share transactions	27,674,686
Redemption fees	9,684
Total increase (decrease) in net assets	29,686,697

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $15,971)	$ 29,686,697
Other Information Shares
Sold	2,150,156
Redeemed	(1,049,359)
Net increase (decrease)	1,100,797

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	1.95
Total from investment operations	1.96
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 26.97
Total Return B,C	7.88%
Ratios to Average Net Assets F
Expenses before expense reductions	1.30% A
Expenses net of voluntary waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,687
Portfolio turnover rate	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 25, 2003 (commencement of operations) to November 30, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,607,250
Unrealized depreciation	(683,665)
Net unrealized appreciation (depreciation)	1,923,585
Undistributed ordinary income	91,509
Undistributed long-term capital gain	8,831

Cost for federal income tax purposes	$ 26,824,625

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Annual Report

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan.In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period the distribution fees were equivalent to an annualized rate of .03% of average net assets. The total amounts paid to and retained by FDC were $1,730 and $0, respectively.

Notes to Financial Statements - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Licensing Fees. Under the terms of a license agreement, FMR pays to Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at a rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $118 for the period.

5. Expense Reductions.

Effective September 25, 2003, FMR voluntarily agreed to reimburse the fund's management fee through October 1, 2006, to the extent operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $43,070.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of November 30, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 25, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 25, 2003 (commencement of operations) to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Nasdaq Composite Index Fund (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).
Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously,
Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Commonwealth Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2003

Vice President of Fidelity Nasdaq Composite Index Fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Fidelity Nasdaq Composite Index Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Nasdaq Composite Index Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2003

President and Treasurer of Fidelity Nasdaq Composite Index Fund.
Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2003

Chief Financial Officer of Fidelity Nasdaq Composite Index Fund.
Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously,
Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2003 Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund.
Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund.
Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of the Fidelity Nasdaq Composite Index Fund voted to pay to shareholders of record the following distributions derived from sales of portfolio securities and dividends from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/29/03	12/26/03	$0.02	$0.006
01/12/04	01/09/04	-	$0.037

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Index Funds

Fidelity® Nasdaq Composite®
Index Fund

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EIF-UANN-0104
1.795563.100

Fidelity®

Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-FIDELITY, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

The fund's net asset value ("NAV") performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time (or NYSE if Nasdaq is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on the Nasdaq stock market.

Cumulative total returns reflect performance over the period shown. NAV and market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Period ended November 30, 2003	Life of FundA
Fidelity Nasdaq Composite Index Tracking Stock - NAV	7.91%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	7.70%
Nasdaq Composite Index	8.02%

Average Annual Total Returns

Period ended November 30, 2003	Life of FundA
Fidelity Nasdaq Composite Index Tracking Stock - NAV	7.91%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	7.70%

A From September 25, 2003. For periods of less than one year, the life of fund number is represented by a cumulative total return.

Average Annual Total Returns

Average annual total returns take Fidelity Composite Index Tracking Stock cumulative total return and show you what would have happened if Fidelity Nasdaq Composite Index Tracking Stock shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Premium/Discount
Analysis (Unaudited)

Shares of Fidelity Nasdaq Composite Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2003

From commencement of operations*
to November 30, 2003	Closing Market Price Below NAV		Closing Market Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	27	58.70%	17	36.95%
25 - <50	2	4.35%	0	-
50 - <75	0	-	0	-
75 - <100	0	-	0	-
100 or greater	0	-	0	-
Total	29	63.05%	17	36.95%

* September 25, 2003.

Annual Report

Investment Summary

Top Ten Stocks as of November 30, 2003
% of fund's net assets
Microsoft Corp.	9.6
Intel Corp.	7.5
Cisco Systems, Inc.	5.5
Dell, Inc.	3.1
Amgen, Inc.	2.6
Oracle Corp.	2.2
Comcast Corp. Class A	1.5
Applied Materials, Inc.	1.4
eBay, Inc.	1.2
QUALCOMM, Inc.	1.2
35.8
Market Sectors as of November 30, 2003
% of fund's net assets
Information Technology	54.2
Health Care	12.6
Consumer Discretionary	12.2
Financials	10.8
Industrials	5.2
Telecommunication Services	1.9
Consumer Staples	1.3
Materials	0.9
Energy	0.4
Utilities	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	2,070	$ 27,552
Decoma International, Inc. Class A (sub. vtg.)	3,358	32,358
Dura Automotive Systems, Inc. Class A (a)	2,139	22,053
Gentex Corp.	4,772	201,092
Keystone Automotive Industries, Inc. (a)	1,357	33,070
LKQ Corp.	1,576	27,895
Modine Manufacturing Co.	2,507	63,954
R&B, Inc. (a)	2,139	29,946
Sports Resorts International, Inc. (a)	4,071	21,210
		459,130
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,806	64,142
Distributors - 0.0%
Blue Rhino Corp. (a)	1,656	20,832
Source Interlink Companies, Inc. (a)	2,380	23,062
		43,894
Hotels, Restaurants & Leisure - 1.3%
Ameristar Casinos, Inc. (a)	1,760	40,938
Applebee's International, Inc.	2,967	114,853
Bob Evans Farms, Inc.	2,036	62,831
California Pizza Kitchen, Inc. (a)	1,219	22,552
CBRL Group, Inc.	2,645	109,106
Chicago Pizza & Brewery, Inc. (a)	1,863	26,510
Churchill Downs, Inc.	1,058	38,849
Garden Fresh Restaurant Corp. (a)	2,093	30,935
International Speedway Corp. Class A	1,587	68,209
Isle of Capri Casinos, Inc. (a)	2,036	41,027
Lone Star Steakhouse & Saloon, Inc.	1,334	30,775
Magna Entertainment Corp. Class A (a)	5,083	23,890
MTR Gaming Group, Inc. (a)	2,495	27,695
Multimedia Games, Inc. (a)	1,178	48,216
Navigant International, Inc. (a)	1,472	20,461
O'Charleys, Inc. (a)	1,575	26,854
P.F. Chang's China Bistro, Inc. (a)	2,012	108,608
Panera Bread Co. Class A (a)	2,033	79,246
Papa John's International, Inc. (a)	1,242	32,776
Penn National Gaming, Inc. (a)	2,231	52,696
Rare Hospitality International, Inc. (a)	2,059	51,475
Red Robin Gourmet Burgers, Inc. (a)	1,219	32,815
Ryan's Family Steak Houses, Inc. (a)	3,139	46,583
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp. Class A (a)	3,841	$ 62,455
Shuffle Master, Inc. (a)	989	29,581
Smith & Wollensky Restaurant Group, Inc. (a)	3,772	22,028
Sonic Corp. (a)	2,254	69,581
Starbucks Corp. (a)	24,356	781,097
The Cheesecake Factory, Inc. (a)	3,660	158,698
Wynn Resorts Ltd. (a)	5,106	127,088
		2,388,428
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	724	11,874
Craftmade International, Inc.	1,035	27,686
Dominion Homes, Inc. (a)	805	24,480
Flexsteel Industries, Inc.	1,357	27,805
Garmin Ltd.	6,440	360,769
Helen of Troy Ltd. (a)	1,645	37,259
Hooker Furniture Corp.	598	25,110
Interface, Inc. Class A (a)	4,439	25,258
Kimball International, Inc. Class B	2,185	32,382
Lifetime Hoan Corp.	2,334	32,676
Palm Harbor Homes, Inc. (a)	1,714	32,566
Stanley Furniture Co., Inc.	874	27,889
Technical Olympic USA, Inc. (a)	1,691	45,589
Tripath Technology, Inc. (a)	3,910	18,494
Universal Electronics, Inc. (a)	1,978	26,998
		756,835
Internet & Catalog Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	2,771	32,448
Alloy, Inc. (a)	3,864	20,788
Amazon.com, Inc. (a)	24,541	1,326,686
Coldwater Creek, Inc. (a)	2,001	28,734
Drugstore.com, Inc. (a)	5,037	33,546
eBay, Inc. (a)	39,651	2,214,508
FTD, Inc. Class A (a)	1,035	25,482
GSI Commerce, Inc. (a)	2,863	28,057
Insight Enterprises, Inc. (a)	3,335	62,365
InterActiveCorp (a)	40,734	1,338,112
J. Jill Group, Inc. (a)	1,610	20,511
Netflix, Inc. (a)	1,564	76,636
Overstock.com, Inc. (a)	1,196	18,909
Priceline.com, Inc. (a)	2,369	45,153
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Stamps.com, Inc. (a)	4,807	$ 30,044
Summit America Television, Inc. (a)	6,521	23,476
ValueVision Media, Inc. Class A (a)	2,495	38,673
		5,364,128
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	1,219	28,976
Concord Camera Corp. (a)	2,311	27,894
Escalade, Inc. (a)	1,035	27,945
JAKKS Pacific, Inc. (a)	1,909	25,943
RC2 Corp. (a)	1,357	28,877
SCP Pool Corp. (a)	2,174	77,873
		217,508
Media - 4.1%
ACME Communications, Inc. (a)	2,817	23,945
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	2,449	38,419
Beasley Broadcast Group, Inc. Class A (a)	1,449	21,477
Cadmus Communications Corp.	2,208	26,827
Carmike Cinemas, Inc. (a)	943	34,372
Charter Communications, Inc. Class A (a)	19,701	79,198
Comcast Corp.:
Class A (a)	84,865	2,663,064
Class A (special) (a)	53,882	1,624,542
Crown Media Holdings, Inc. Class A (a)	5,704	50,252
Cumulus Media, Inc. Class A (a)	3,151	60,184
EchoStar Communications Corp. Class A (a)	15,353	529,371
Emmis Communications Corp. Class A (a)	2,990	67,753
Equity Marketing, Inc. (a)	1,564	21,442
Fisher Communications, Inc. (a)	575	27,738
Gemstar-TV Guide International, Inc. (a)	25,854	116,343
Grey Global Group, Inc.	69	46,592
Harris Interactive, Inc. (a)	4,209	29,042
IMAX Corp. (a)	2,444	19,312
Insight Communications, Inc. Class A (a)	3,726	36,291
Lamar Advertising Co. Class A (a)	5,359	188,637
LodgeNet Entertainment Corp. (a)	1,760	31,768
Mediacom Communications Corp. Class A (a)	6,440	49,652
PanAmSat Corp. (a)	9,144	201,991
Pixar (a)	3,151	220,917
Radio One, Inc.:
Class A (a)	1,426	25,041
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.: - continued
Class D (non-vtg.) (a)	4,899	$ 85,684
RCN Corp. (a)	9,857	10,054
Regent Communication, Inc. (a)	4,025	26,203
Reuters Group PLC sponsored ADR	1,967	50,709
Salem Communications Corp. Class A (a)	1,219	30,195
SBS Broadcasting SA (a)	1,783	60,176
Scholastic Corp. (a)	2,254	74,788
Sinclair Broadcast Group, Inc. Class A (a)	3,139	36,004
Sirius Satellite Radio, Inc. (a)	64,543	132,959
Spanish Broadcasting System, Inc. Class A (a)	2,748	27,617
TiVo, Inc. (a)	4,577	38,172
UGC Europe, Inc. (a)	3,306	243,209
UnitedGlobalCom, Inc. Class A (a)	6,716	48,490
Value Line, Inc.	644	31,556
WPP Group PLC sponsored ADR	1,459	70,192
XM Satellite Radio Holdings, Inc. Class A (a)	8,477	211,501
Young Broadcasting, Inc. Class A (a)	1,357	26,936
		7,438,615
Multiline Retail - 0.4%
Dollar Tree Stores, Inc. (a)	6,970	221,298
Fred's, Inc. Class A	2,896	96,582
Kmart Holding Corp. (a)	5,589	170,185
The Bon-Ton Stores, Inc.	2,748	36,823
Tuesday Morning Corp. (a)	2,576	82,329
		607,217
Specialty Retail - 2.3%
AC Moore Arts & Crafts, Inc. (a)	1,334	29,308
American Eagle Outfitters, Inc. (a)	4,496	82,951
bebe Stores, Inc. (a)	1,564	44,277
Bed Bath & Beyond, Inc. (a)	18,247	770,753
Big 5 Sporting Goods Corp. (a)	1,644	35,330
Brookstone Co., Inc. (a)	1,127	26,755
Casual Male Retail Group, Inc. (a)	2,978	25,611
Charlotte Russe Holding, Inc. (a)	1,725	25,961
Charming Shoppes, Inc. (a)	7,936	49,441
Cost Plus, Inc. (a)	1,311	61,315
Deb Shops, Inc.	1,127	22,337
Dress Barn, Inc. (a)	2,024	29,631
Electronics Boutique Holding Corp. (a)	1,668	40,599
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Finish Line, Inc. Class A (a)	1,850	$ 56,629
Goody's Family Clothing, Inc.	2,541	26,985
Guitar Center, Inc. (a)	2,013	58,518
Gymboree Corp. (a)	1,783	30,329
Hibbett Sporting Goods, Inc. (a)	1,058	32,819
Hollywood Entertainment Corp. (a)	3,772	51,526
Hot Topic, Inc. (a)	2,959	88,178
Jos. A. Bank Clothiers, Inc. (a)	414	17,061
Kirkland's, Inc. (a)	1,403	29,323
Monro Muffler Brake, Inc. (a)	1,173	25,982
Movie Gallery, Inc. (a)	2,036	36,017
O'Reilly Automotive, Inc. (a)	3,197	139,133
Pacific Sunwear of California, Inc. (a)	4,312	98,141
PC Connection, Inc. (a)	2,116	18,515
PETCO Animal Supplies, Inc. (a)	3,404	113,898
PETsMART, Inc.	8,822	213,140
Pomeroy IT Solutions, Inc.	1,472	21,506
Rent-A-Center, Inc. (a)	4,680	152,053
Restoration Hardware, Inc. (a)	3,139	19,242
Ross Stores, Inc.	4,350	238,293
Select Comfort Corp. (a)	2,082	56,027
Sharper Image Corp. (a)	1,012	31,999
Shoe Carnival, Inc. (a)	1,276	23,070
Stage Stores, Inc. (a)	1,173	36,187
Staples, Inc. (a)	30,011	814,799
Stein Mart, Inc. (a)	3,887	34,633
Steiner Leisure Ltd. (a)	1,288	19,088
TBC Corp. (a)	1,541	45,660
The Children's Place Retail Stores, Inc. (a)	1,852	53,097
Tractor Supply Co. (a)	2,667	116,121
Trans World Entertainment Corp. (a)	3,450	24,392
Tweeter Home Entertainment Group, Inc. (a)	2,541	21,243
Urban Outfitters, Inc. (a)	2,412	94,068
West Marine, Inc. (a)	1,380	34,790
Wet Seal, Inc. Class A (a)	2,162	22,204
Wilsons Leather Experts, Inc. (a)	2,472	15,351
		4,154,286
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	989	22,203
Columbia Sportswear Co. (a)	2,392	141,774
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Fossil, Inc. (a)	2,990	$ 87,159
Haggar Corp.	1,656	28,715
K-Swiss, Inc. Class A	805	39,212
Maxwell Shoe Co., Inc. Class A (a)	1,495	26,297
Oshkosh B'Gosh, Inc. Class A	874	18,878
Perry Ellis International, Inc. (a)	759	18,414
Quaker Fabric Corp.	3,208	28,006
Steven Madden Ltd. (a)	1,012	21,637
Tandy Brands Accessories, Inc.	1,564	23,225
Vans, Inc. (a)	1,794	22,963
Warnaco Group, Inc. (a)	2,806	43,297
		521,780
TOTAL CONSUMER DISCRETIONARY		22,015,963
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	483	25,942
Robert Mondavi Corp. Class A (a)	736	25,760
		51,702
Food & Staples Retailing - 0.9%
Arden Group, Inc. Class A	391	29,681
Casey's General Stores, Inc.	2,863	50,017
Central European Distribution Corp. (a)	759	23,848
Costco Wholesale Corp. (a)	27,995	1,002,781
Fresh Brands, Inc.	1,725	18,785
Ingles Markets, Inc. Class A	621	6,272
Pathmark Stores, Inc. (a)	2,863	20,785
Performance Food Group Co. (a)	2,392	94,030
Topps Co., Inc.	2,955	31,146
United Natural Foods, Inc. (a)	1,150	44,149
Whole Foods Market, Inc.	3,358	220,587
Wild Oats Markets, Inc. (a)	2,426	27,511
		1,569,592
Food Products - 0.3%
Alico, Inc.	805	28,095
Bridgford Foods Corp.	2,932	24,632
Calavo Growers, Inc.	3,208	35,416
Central Garden & Pet Co. Class A (a)	1,012	26,828
Farmer Brothers Co.	115	36,800
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Hain Celestial Group, Inc. (a)	2,231	$ 51,469
Horizon Organic Holding Corp. (a)	805	19,272
J&J Snack Foods Corp. (a)	667	24,012
Lancaster Colony Corp.	1,737	72,520
Lance, Inc.	2,288	32,055
Peet's Coffee & Tea, Inc. (a)	989	16,635
Riviana Foods, Inc.	874	25,774
Sanderson Farms, Inc.	805	27,676
SunOpta, Inc. (a)	4,407	38,220
		459,404
Household Products - 0.0%
WD-40 Co.	1,035	37,053
Personal Products - 0.1%
Chattem, Inc. (a)	1,564	25,055
Elizabeth Arden, Inc. (a)	1,403	28,495
First Years, Inc.	1,886	25,951
Mannatech, Inc. (a)	2,817	34,367
Nature's Sunshine Products, Inc.	2,955	23,876
USANA Health Sciences, Inc. (a)	1,242	42,017
		179,761
TOTAL CONSUMER STAPLES		2,297,512
ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Cal Dive International, Inc. (a)	2,059	43,651
Global Industries Ltd. (a)	7,131	30,378
Gulfmark Offshore, Inc. (a)	1,587	22,266
Horizon Offshore, Inc. (a)	4,669	20,917
Hydril Co. (a)	966	23,058
Lufkin Industries, Inc.	1,012	26,302
Patterson-UTI Energy, Inc. (a)	4,381	125,866
Seabulk International, Inc. (a)	2,610	22,838
Tesco Corp. (a)	2,587	17,809
Torch Offshore, Inc. (a)	4,531	24,060
		357,145
Oil & Gas - 0.2%
Brigham Exploration Co. (a)	3,381	24,205
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	3,519	18,718
Dorchester Minerals LP	1,783	32,094
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
FX Energy, Inc. (a)	7,292	$ 36,460
Golar LNG Ltd. (a)	3,519	42,228
Ivanhoe Energy, Inc. (a)	9,132	39,775
Knightsbridge Tankers Ltd.	2,495	25,274
North Coast Energy, Inc. (a)	1,679	17,965
Prima Energy Corp. (a)	897	26,551
Resource America, Inc. Class A	2,288	29,813
The Exploration Co. of Delaware, Inc. (a)	3,979	24,431
		317,514
TOTAL ENERGY		674,659
FINANCIALS - 10.8%
Capital Markets - 1.1%
American Capital Strategies Ltd.	3,220	94,185
Ameritrade Holding Corp. (a)	26,602	334,387
Gladstone Capital Corp.	1,219	26,123
Investors Financial Services Corp.	3,887	143,353
Knight Trading Group, Inc. (a)	7,499	108,211
MCG Capital Corp.	2,403	44,023
MFC Bancorp Ltd. (a)	1,380	23,529
Northern Trust Corp.	12,950	580,808
Sanders Morris Harris Group, Inc.	2,702	26,885
SEI Investments Co.	6,233	174,836
SoundView Technology Group, Inc. (a)	2,725	42,074
T. Rowe Price Group, Inc.	7,315	307,523
		1,905,937
Commercial Banks - 6.4%
1st Source Corp.	1,564	35,112
ABC Bancorp	1,702	28,628
Alabama National Bancorp, Delaware	621	33,534
Allegiant Bancorp, Inc.	989	27,741
Alliance Financial Corp.	828	25,254
Amcore Financial, Inc.	1,196	32,591
American National Bankshares, Inc.	1,127	29,719
American River Holdings	1,104	21,241
AmericanWest Bancorp (a)	1,104	24,730
Associated Banc-Corp.	4,450	187,345
Banc Corp.	3,680	32,090
BancTrust Financial Group, Inc.	1,679	26,478
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank of Bermuda Ltd.	1,495	$ 67,126
Bank of Granite Corp.	1,265	30,284
Bank of the Ozarks, Inc.	552	23,405
Banner Corp.	1,127	28,344
BNC Bancorp	1,679	29,383
BOK Financial Corp.	2,875	112,096
Boston Private Financial Holdings, Inc.	1,265	32,801
Bryn Mawr Bank Corp.	1,590	37,763
BSB Bancorp, Inc.	920	29,762
Capital Bank Corp.	1,506	24,096
Capital City Bank Group, Inc.	667	30,682
Cardinal Financial Corp. (a)	3,450	23,805
Cascade Bancorp	1,242	25,337
Cascade Financial Corp.	1,541	33,070
Cathay General Bancorp	1,071	55,692
Cavalry Bancorp, Inc.	1,495	29,048
CCBT Financial Companies, Inc.	1,012	26,808
Center Bancorp, Inc.	1,449	30,762
Center Financial Corp., California	1,035	25,844
Central Coast Bancorp (a)	1,265	23,403
Century Bancorp, Inc. Class A (non-vtg.)	759	28,242
Chemical Financial Corp.	1,357	49,191
Chester Valley Bancorp, Inc.	1,081	24,106
Citizens Banking Corp.	2,346	73,946
City Holding Co.	874	31,114
CNB Financial Corp.	506	22,745
CNB Florida Bancshares, Inc.	1,265	29,348
CoBiz, Inc.	1,368	24,679
Colony Bankcorp, Inc.	1,806	35,307
Columbia Bancorp	851	24,977
Columbia Bancorp, Oregon	1,564	26,432
Columbia Banking Systems, Inc.	1,196	25,116
Commerce Bancshares, Inc.	4,153	198,181
Commercial Bankshares, Inc.	736	24,715
Community Banks, Inc.	621	24,064
Community First Bankshares, Inc.	1,760	50,195
Community Trust Bancorp, Inc.	809	26,519
Compass Bancshares, Inc.	7,568	295,984
CVB Financial Corp.	2,599	53,202
East West Bancorp, Inc.	1,058	55,418
Eastern Virgina Bankshares, Inc.	759	23,491
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Farmers Capital Bank Corp.	828	$ 28,442
Fidelity Southern Corp.	2,231	30,899
Fifth Third Bancorp	34,902	2,028,853
Financial Institutions, Inc.	1,012	26,565
First Bancorp, North Carolina	736	22,816
First Charter Corp.	1,944	39,580
First Citizen Bancshares, Inc.	460	50,779
First Citizens Banc Corp.	989	30,708
First Community Bancorp, California	943	34,778
First Community Bancshares, Inc.	529	19,404
First Essex Bancorp, Inc.	437	24,918
First Financial Bancorp, Ohio	3,001	48,016
First Financial Bankshares, Inc.	782	33,165
First Financial Corp., Indiana	828	24,658
First Indiana Corp.	1,426	26,595
First M&F Corp.	644	23,403
First Mariner Bancorp, Inc. (a)	1,345	22,838
First Merchants Corp.	897	22,739
First Midwest Bancorp, Inc., Delaware	2,783	89,668
First Oak Brook Bancshares, Inc.	897	27,897
First of Long Island Corp.	667	28,554
First South Bancorp, Inc., Virginia	736	27,313
First United Corp.	1,104	27,136
Firstbank Corp., Michigan	667	21,344
FirstMerit Corp.	4,427	119,927
Flag Financial Corp.	2,093	27,083
FloridaFirst Bancorp, Inc.	1,035	29,187
FNB Corp., North Carolina	782	17,923
FNB Corp., Pennsylvania	2,760	91,577
FNB Corp., Virginia	897	26,551
FNB Financial Services Corp.	1,242	28,342
Foothill Independent Bancorp	1,127	25,696
Frontier Financial Corp., Washington	621	21,294
Fulton Financial Corp.	6,555	142,178
GB&T Bancshares, Inc.	920	21,372
German American Bancorp	1,449	26,864
Glacier Bancorp, Inc.	1,127	35,692
Gold Banc Corp., Inc.	2,518	33,238
Greater Bay Bancorp	3,036	78,936
Greater Community Bancorp	1,644	29,625
Grupo Financiero Galicia SA sponsored ADR (a)	3,585	22,191
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Hancock Holding Co.	575	$ 32,919
Hanmi Financial Corp.	1,058	21,869
Harleysville National Corp., Pennsylvania	1,173	36,105
Heartland Financial USA, Inc.	736	21,454
Heritage Commerce Corp. (a)	2,070	25,875
Humboldt Bancorp	1,437	25,104
Huntington Bancshares, Inc.	13,870	305,001
Independent Bank Corp.:
Massachusetts	920	26,910
Michigan	1,012	29,500
Integra Bank Corp.	1,265	28,273
Interchange Financial Services Corp.	1,173	26,932
International Bancshares Corp.	2,128	98,590
Lakeland Bancorp, Inc.	1,604	25,664
Lakeland Financial Corp.	782	27,949
LNB Bancorp, Inc.	1,495	31,171
Local Financial Corp. (a)	1,104	21,936
LSB Bancshares, Inc.	1,541	29,079
Main Street Banks, Inc.	1,012	26,798
MainSource Financial Group, Inc.	1,081	33,781
MB Financial, Inc.	851	44,218
MBT Financial Corp.	1,564	27,964
Mercantile Bankshares Corp.	4,795	213,138
Merchants Bancshares, Inc.	851	25,105
Mid-State Bancshares	1,334	34,484
National Bankshares, Inc.	552	27,186
National Penn Bancshares, Inc.	1,426	47,771
NBT Bancorp, Inc.	1,921	42,031
Northern States Financial Corp.	1,058	31,899
Old Point Financial Corp.	713	23,529
Omega Financial Corp.	667	25,346
Pacific Capital Bancorp	1,668	61,633
Pacific Crest Capital, Inc.	1,127	28,998
Pacific Union Bank	1,219	27,903
Patriot Bank Corp., Pennsylvania	1,242	27,635
Pennrock Financial Services Corp.	736	24,104
Penns Woods Bancorp, Inc.	706	31,692
Peoples Bancorp, Inc.	759	21,601
Pinnacle Financial Partners, Inc. (a)	1,357	32,975
Popular, Inc.	8,028	378,600
Premierwest Bancorp (a)	2,840	28,684
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
PrivateBancorp, Inc.	621	$ 26,318
Prosperity Bancshares, Inc.	989	21,422
Provident Bankshares Corp.	1,334	38,766
Provident Financial Group, Inc.	2,645	81,889
Republic Bancorp, Inc.	3,795	52,181
Republic Bancorp, Inc. Class A	1,380	27,186
Republic Bancshares, Inc.	1,035	30,874
Republic First Bancorp, Inc. (a)	2,139	27,828
Riggs National Corp.	1,794	30,785
Royal Bancshares of Pennsylvania, Inc. Class A	1,012	26,919
Rurban Financial Corp. (a)	1,748	25,066
S&T Bancorp, Inc.	1,380	41,924
Sandy Spring Bancorp, Inc.	690	27,531
Seacoast Banking Corp., Florida	1,311	23,218
Security Bank Corp., Georgia	690	21,266
Shore Bancshares, Inc.	575	24,208
Sierra Bancorp	1,932	32,825
Silicon Valley Bancshares (a)	2,059	75,627
Simmons First National Corp. Class A	1,150	30,510
Sky Financial Group, Inc.	4,450	111,562
Slade's Ferry Bancorp	1,610	32,764
South Financial Group, Inc.	2,484	70,794
Southern Community Financial Corp. (a)	2,495	26,697
Southside Bancshares, Inc.	1,552	26,656
SouthTrust Corp.	20,229	650,362
Southwest Bancorp of Texas, Inc.	1,760	67,285
Southwest Bancorp, Inc., Oklahoma	1,483	26,027
State Financial Services Corp. Class A	1,012	26,869
Sterling Bancshares, Inc.	2,978	37,850
Sterling Financial Corp.	1,150	32,350
Suffolk Bancorp	598	21,707
Summit Bancshares, Inc.	966	27,077
Sun Bancorp, Inc.	1,564	32,609
Sun Bancorp, Inc., New Jersey	920	20,838
Susquehanna Bancshares, Inc., Pennsylvania	1,944	51,749
Taylor Capital Group, Inc.	1,196	30,833
Texas Capital Bancshares, Inc.	2,024	26,818
Texas Regional Bancshares, Inc. Class A	1,587	59,036
Trico Bancshares	759	25,161
Trust Co. of New Jersey	874	29,891
Trustco Bank Corp., New York	4,577	63,849
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Trustmark Corp.	2,714	$ 80,036
UMB Financial Corp.	897	43,765
UCBH Holdings, Inc.	2,105	82,306
Umpqua Holdings Corp.	1,737	37,346
Union Bankshares Corp.	667	21,644
United Bankshares, Inc., West Virginia	2,082	64,542
United Community Banks, Inc., Georgia	1,472	49,695
United Financial Corp.	138	3,526
United National Bancorp, New Jersey	943	33,703
United Security Bancshares, California	897	23,771
United Security Bancshares, Inc.	713	21,747
Unizan Financial Corp.	1,380	29,670
Vail Banks, Inc.	2,001	24,812
Virginia Financial Group, Inc.	713	27,130
Washington Trust Bancorp, Inc.	1,058	29,222
WesBanco, Inc.	1,035	28,794
West Bancorp., Inc.	1,265	22,580
West Coast Bancorp, Oregon	1,219	26,501
Westamerica Bancorp.	1,967	103,858
Westbank Corp.	1,495	27,508
Western Sierra Bancorp	621	27,107
Whitney Holding Corp.	2,415	94,692
Wilshire State Bank, California (a)	943	30,581
Wintrust Financial Corp.	920	41,207
Yadkin Valley Bank & Trust Co.	1,518	26,670
Yardville National Bancorp	1,081	24,755
Zions Bancorp	5,428	334,745
		11,518,136
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	1,495	28,837
Advanta Corp. Class A	2,886	36,219
CompuCredit Corp. (a)	3,128	74,071
Credit Acceptance Corp. (a)	3,162	47,430
First Cash Financial Services, Inc. (a)	805	21,381
United Panam Financial Corp. (a)	1,219	22,186
WFS Financial, Inc. (a)	2,507	104,542
World Acceptance Corp. (a)	1,437	27,763
		362,429
Diversified Financial Services - 0.1%
eSpeed, Inc. Class A (a)	2,059	48,551
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
First Albany Companies, Inc.	1,610	$ 22,300
Instinet Group, Inc. (a)	23,543	126,190
Medallion Financial Corp.	3,208	28,070
Wilshire Financial Services Group, Inc. (a)	5,290	29,307
		254,418
Insurance - 1.2%
Alfa Corp.	4,715	59,833
American National Insurance Co.	1,587	133,197
American Physicians Capital, Inc. (a)	874	14,421
Arch Capital Group Ltd. (a)	1,587	58,656
Argonaut Group, Inc.	2,093	33,488
Baldwin & Lyons, Inc. Class B	1,196	29,876
Ceres Group, Inc. (a)	4,646	24,252
Cincinnati Financial Corp.	9,128	369,958
Direct General Corp.	1,035	31,516
Donegal Group, Inc. Class A	1,495	30,050
EMC Insurance Group	1,150	23,518
Erie Indemnity Co. Class A	3,565	143,135
FPIC Insurance Group, Inc. (a)	1,242	25,958
Harleysville Group, Inc.	1,898	37,201
Independence Holding Co.	897	19,940
Infinity Property & Casualty Corp.	1,265	41,770
IPC Holdings Ltd.	2,921	109,567
Kansas City Life Insurance Co.	782	37,927
Max Re Capital Ltd.	2,760	56,911
Millea Holdings, Inc. ADR	1,068	58,206
National Western Life Insurance Co. Class A (a)	184	26,027
Navigators Group, Inc. (a)	690	21,949
Ohio Casualty Corp. (a)	3,818	64,944
Philadelphia Consolidated Holding Corp. (a)	1,288	65,211
PMA Capital Corp. Class A	2,449	9,723
Presidential Life Corp.	2,208	32,016
SAFECO Corp.	7,982	298,766
Safety Insurance Group, Inc.	1,460	25,915
Selective Insurance Group, Inc.	1,622	52,569
State Auto Financial Corp.	2,484	64,559
The Midland Co.	1,265	26,793
Triad Guaranty, Inc. (a)	851	39,699
United Fire & Casualty Co.	644	25,760
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Universal American Financial Corp. (a)	3,772	$ 39,267
USI Holdings Corp. (a)	2,955	37,706
		2,170,284
Real Estate - 0.1%
Avatar Holdings, Inc. (a)	782	26,471
California Coastal Communities, Inc. (a)	2,771	30,620
Capital Automotive (SBI)	1,852	59,014
Gladstone Commercial Corp.	2,375	38,499
Investors Real Estate Trust	3,795	39,772
Monmouth Real Estate Investment Corp. Class A	897	7,813
Tarragon Realty Investors, Inc. (a)	1,380	21,390
		223,579
Thrifts & Mortgage Finance - 1.7%
Abington Bancorp, Inc.	759	28,963
Accredited Home Lenders Holding Co.	1,380	42,849
American Home Mortgage Holdings, Inc.	1,219	27,354
Anchor BanCorp Wisconsin, Inc.	1,426	35,778
Bank Mutual Corp.	4,303	49,657
BankUnited Financial Corp. Class A (a)	1,541	39,218
Brookline Bancorp, Inc., Delaware	3,139	47,148
Camco Financial Corp.	1,449	25,633
Capitol Federal Financial	3,887	134,996
CFS Bancorp, Inc.	1,840	26,036
Charter Financial Corp.	1,150	38,525
Chesterfield Financial Corp.	230	5,403
Citizens First Bancorp, Inc.	1,242	29,199
Citizens South Banking Corp.	1,725	25,271
City Bank Lynnwood	782	26,651
Coastal Bancorp, Inc.	828	28,980
Coastal Financial Corp.	1,909	32,396
Commercial Capital Bancorp, Inc.	1,477	29,762
Connecticut Bancshares, Inc.	414	21,375
Cooperative Bankshares, Inc.	1,035	26,268
Corus Bankshares, Inc.	713	44,420
Dime Community Bancorp, Inc.	1,564	48,093
E-Loan, Inc. (a)	5,336	16,648
ESB Financial Corp.	1,541	25,041
EverTrust Financial Group, Inc.	920	27,876
FFLC Bancorp, Inc.	851	25,190
Fidelity Bankshares, Inc.	1,035	28,721
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Busey Corp.	874	$ 23,607
First Defiance Financial Corp.	1,265	35,331
First Federal Bancshares of Arkansas, Inc.	828	32,085
First Federal Financial Corp., Kentucky	1,058	31,211
First Financial Holdings, Inc.	759	23,909
First Niagara Financial Group, Inc.	4,140	62,887
First Pactrust Bancorp, Inc.	1,357	29,528
First Place Financial Corp.	1,357	25,077
First SecurityFed Financial, Inc.	874	26,910
First Sentinel Bancorp, Inc.	1,449	27,502
Flushing Financial Corp.	943	25,650
FMS Financial Corp.	1,219	23,819
Harbor Florida Bancshares, Inc.	1,380	41,883
Heritage Financial Corp., Washington	1,104	24,299
HMN Financial, Inc.	1,403	34,570
Horizon Financial Corp.	1,737	30,728
Hudson City Bancorp, Inc.	10,813	390,674
Hudson River Bancorp, Inc.	851	29,581
Independence Community Bank Corp.	2,645	97,812
Klamath First Bancorp, Inc.	1,127	28,908
LSB Corp.	1,552	26,929
MAF Bancorp., Inc.	1,150	50,497
MASSBANK Corp.	598	24,135
MutualFirst Financial, Inc.	1,242	31,783
NASB Financial, Inc.	782	32,062
NetBank, Inc.	3,185	41,724
New Century Financial Corp.	2,105	80,095
NewMil Bancorp, Inc.	1,081	28,755
Northeast Pennsylvania Financial Corp.	1,380	26,910
Northwest Bancorp, Inc.	2,507	54,979
Pamrapo Bancorp, Inc.	1,311	32,473
Parkvale Financial Corp.	1,311	34,964
Partners Trust Financial Group, Inc.	1,104	31,707
People's Bank, Connecticut	3,243	105,560
Progress Financial Corp.	897	27,296
Provident Bancorp, Inc., New York	552	26,468
PVF Capital Corp.	1,955	29,149
Riverview Bancorp, Inc.	276	5,901
Saxon Capital, Inc. (a)	1,944	36,683
Seacoast Financial Services Corp.	1,311	35,987
Severn Bancorp, Inc.	805	24,367
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sterling Financial Corp. (a)	736	$ 24,737
Thistle Group Holdings Co.	1,081	28,052
TierOne Corp. (a)	1,219	28,902
Timberland Bancorp, Inc.	1,196	29,075
Troy Financial Corp.	667	23,512
United Community Financial Corp., Ohio	2,771	31,091
Washington Federal, Inc.	4,163	118,729
Waypoint Financial Corp.	1,714	36,800
Willow Grove Bancorp, Inc.	1,414	23,897
		3,116,641
TOTAL FINANCIALS		19,551,424
HEALTH CARE - 12.6%
Biotechnology - 7.2%
Abgenix, Inc. (a)	5,773	65,062
AEterna Laboratories, Inc. (sub. vtg.) (a)	4,718	15,130
Affymetrix, Inc. (a)	3,634	89,651
Albany Molecular Research, Inc. (a)	2,139	30,160
Alexion Pharmaceuticals, Inc. (a)	1,668	31,275
Alkermes, Inc. (a)	5,934	77,617
Amgen, Inc. (a)	79,989	4,600,167
Amylin Pharmaceuticals, Inc. (a)	5,957	155,895
Angiotech Pharmaceuticals, Inc. (a)	2,013	99,626
Applied Molecular Evolution, Inc. (a)	2,265	40,181
Arena Pharmaceuticals, Inc. (a)	2,955	20,360
ARIAD Pharmaceuticals, Inc. (a)	2,840	23,430
Biogen Idec, Inc. (a)	20,236	772,610
BioMarin Pharmaceutical, Inc. (a)	4,232	31,105
Biopure Corp. Class A (a)	3,358	10,645
BioReliance Corp. (a)	874	40,457
Celgene Corp. (a)	4,991	228,238
Cell Genesys, Inc. (a)	2,955	38,533
Cell Therapeutics, Inc. (a)	2,334	21,006
Cephalon, Inc. (a)	3,312	155,631
Chiron Corp. (a)	11,662	625,316
Ciphergen Biosystems, Inc. (a)	2,116	22,028
Connetics Corp. (a)	2,128	37,559
Corixa Corp. (a)	4,048	23,033
Cubist Pharmaceuticals, Inc. (a)	2,472	30,702
CuraGen Corp. (a)	4,577	28,835
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
CV Therapeutics, Inc. (a)	1,944	$ 34,934
deCODE genetics, Inc. (a)	4,347	36,384
Dendreon Corp. (a)	3,473	27,506
Digene Corp. (a)	1,297	51,556
Diversa Corp. (a)	3,496	29,366
DOV Pharmaceutical, Inc. (a)	1,449	15,548
Encysive Pharmaceuticals, Inc. (a)	3,726	27,908
Enzon Pharmaceuticals, Inc. (a)	2,932	31,636
Exact Sciences Corp. (a)	1,472	15,309
Exelixis, Inc. (a)	5,313	35,756
Gen-Probe, Inc. (a)	3,932	136,519
Gene Logic, Inc. (a)	3,381	16,465
Genencor International, Inc. (a)	3,818	60,401
Genta, Inc. (a)	4,968	49,928
Genzyme Corp. - General Division (a)	13,916	650,434
Geron Corp. (a)	2,403	29,365
Gilead Sciences, Inc. (a)	12,329	723,466
Harvard Bioscience, Inc. (a)	3,093	22,270
Human Genome Sciences, Inc. (a)	8,442	108,058
ICOS Corp. (a)	4,002	180,890
ID Biomedical Corp. (a)	2,656	31,695
IDEXX Laboratories, Inc. (a)	2,059	97,494
Ilex Oncology, Inc. (a)	2,691	56,161
ImClone Systems, Inc. (a)	4,864	191,155
ImmunoGen, Inc. (a)	3,795	17,950
Immunomedics, Inc. (a)	3,864	14,915
Incyte Corp. (a)	5,313	32,144
Indevus Pharmaceuticals, Inc. (a)	3,795	21,556
InterMune, Inc. (a)	2,220	46,864
Introgen Therapeutics, Inc. (a)	2,449	17,192
Invitrogen Corp. (a)	3,059	208,532
Isis Pharmaceuticals, Inc. (a)	4,554	27,278
Lexicon Genetics, Inc. (a)	5,129	26,927
Ligand Pharmaceuticals, Inc. Class B (a)	4,876	65,241
Luminex Corp. (a)	2,863	30,205
Martek Biosciences (a)	2,128	129,255
Maxygen, Inc. (a)	2,633	28,568
Medarex, Inc. (a)	5,773	39,256
MedImmune, Inc. (a)	15,193	361,593
Millennium Pharmaceuticals, Inc. (a)	18,608	293,448
Myriad Genetics, Inc. (a)	2,185	25,827
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Nabi Biopharmaceuticals (a)	3,427	$ 36,909
Neogen Corp. (a)	1,104	23,217
Neopharm, Inc. (a)	1,679	30,121
Neose Technologies, Inc. (a)	2,070	17,450
Neurocrine Biosciences, Inc. (a)	2,174	114,852
Neurogen Corp. (a)	2,863	18,269
Novavax, Inc. (a)	2,702	15,537
NPS Pharmaceuticals, Inc. (a)	2,415	72,885
Nuvelo, Inc. (a)	5,980	23,382
ONYX Pharmaceuticals, Inc. (a)	1,944	55,948
OraSure Technologies, Inc. (a)	2,748	22,918
OSI Pharmaceuticals, Inc. (a)	2,576	76,584
Peregrine Pharmaceuticals, Inc. (a)	10,639	25,746
Pharmacopeia, Inc. (a)	1,909	23,863
PRAECIS Pharmaceuticals, Inc. (a)	4,278	32,513
Progenics Pharmaceuticals, Inc. (a)	1,081	18,961
Protein Design Labs, Inc. (a)	6,164	85,433
QIAGEN NV (a)	8,534	94,301
QLT, Inc. (a)	4,358	71,222
Regeneron Pharmaceuticals, Inc. (a)	3,289	42,362
Rigel Pharmaceuticals, Inc. (a)	1,472	23,861
Savient Pharmaceuticals, Inc. (a)	5,129	25,337
SciClone Pharmaceuticals, Inc. (a)	2,955	21,719
Seattle Genetics, Inc. (a)	2,932	18,237
Sequenom, Inc. (a)	5,589	20,126
Serologicals Corp. (a)	1,771	30,550
Tanox, Inc. (a)	2,990	44,970
Techne Corp. (a)	2,553	92,112
Telik, Inc. (a)	2,484	50,202
Third Wave Technologies, Inc. (a)	4,968	21,362
Transkaryotic Therapies, Inc. (a)	2,748	35,697
Trimeris, Inc. (a)	1,357	30,980
Tularik, Inc. (a)	4,393	65,807
United Therapeutics Corp. (a)	1,357	25,539
VaxGen, Inc. (a)	1,656	13,778
Vertex Pharmaceuticals, Inc. (a)	5,313	46,436
Vicuron Pharmaceuticals, Inc. (a)	3,795	68,879
XOMA Ltd. (a)	5,037	34,806
Zymogenetics, Inc. (a)	3,162	42,086
		12,976,164
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.9%
1-800 CONTACTS, Inc. (a)	1,058	$ 22,377
Abaxis, Inc. (a)	1,725	34,914
Abiomed, Inc. (a)	3,024	22,344
Advanced Neuromodulation Systems, Inc. (a)	1,219	51,430
Aksys Ltd. (a)	2,403	17,398
Align Technology, Inc. (a)	4,071	73,319
American Medical Systems Holdings, Inc. (a)	2,174	49,415
Analogic Corp.	782	32,844
Arrow International, Inc.	2,714	73,007
Arthrocare Corp. (a)	1,518	37,343
Aspect Medical Systems, Inc. (a)	1,840	17,498
BioLase Technology, Inc. (a)	1,587	19,472
Biomet, Inc.	15,515	554,972
Biosite, Inc. (a)	1,127	30,260
Bruker BioSciences Corp. (a)	6,890	34,312
Cardiac Science, Inc. (a)	6,026	21,513
Cardiodynamics International Corp. (a)	4,439	28,854
Closure Medical Corp. (a)	1,081	38,376
CNS., Inc.	1,978	24,132
Conceptus, Inc. (a)	1,702	22,126
CONMED Corp. (a)	1,944	41,329
CTI Molecular Imaging, Inc. (a)	3,116	47,986
Cyberonics, Inc. (a)	1,449	39,833
Cytyc Corp. (a)	6,913	89,109
Dade Behring Holdings, Inc. (a)	2,369	80,072
Datascope Corp.	989	34,397
DENTSPLY International, Inc.	4,588	206,598
Encore Medical Corp. (a)	2,955	20,035
Epix Medical, Inc. (a)	1,472	26,540
Exactech, Inc. (a)	1,138	17,924
Given Imaging Ltd. (a)	2,001	35,538
Hologic, Inc. (a)	1,725	25,944
I-Stat Corp. (a)	1,794	22,604
ICU Medical, Inc. (a)	1,012	34,499
IGEN International, Inc. (a)	1,472	86,980
Illumina, Inc. (a)	3,611	24,771
Immucor, Inc. (a)	2,764	63,848
INAMED Corp. (a)	1,640	128,510
Integra LifeSciences Holdings Corp. (a)	1,668	52,359
Interpore International, Inc. (a)	1,403	17,089
Intuitive Surgical, Inc. (a)	1,863	28,448
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kensey Nash Corp. (a)	897	$ 18,864
Kyphon, Inc. (a)	2,530	69,322
Laserscope, Inc. (a)	1,610	25,760
Matthews International Corp. Class A	2,013	57,310
Merit Medical Systems, Inc. (a)	1,150	35,995
Micro Therapeutics, Inc. (a)	3,795	14,117
Molecular Devices Corp. (a)	1,173	23,261
Nektar Therapeutics (a)	3,772	49,715
Nutraceutical International Corp. (a)	1,886	24,424
Ocular Sciences, Inc. (a)	1,760	50,389
Orthofix International NV (a)	874	37,189
Orthologic Corp. (a)	4,025	29,061
Orthovita, Inc. (a)	4,830	17,485
PolyMedica Corp.	1,426	36,962
Possis Medical, Inc. (a)	1,391	23,703
Quidel Corp. (a)	3,047	26,204
Regeneration Technologies, Inc. (a)	1,909	19,854
Respironics, Inc. (a)	2,013	91,592
SonoSight, Inc. (a)	1,127	23,802
Staar Surgical Co. (a)	1,610	17,696
SurModics, Inc. (a)	1,058	22,398
Synovis Life Technologies, Inc. (a)	736	18,923
Therasense, Inc. (a)	2,909	49,598
Thoratec Corp. (a)	3,634	51,203
TriPath Imaging, Inc. (a)	2,702	24,642
Utah Medical Products, Inc. (a)	920	20,654
Ventana Medical Systems, Inc. (a)	1,081	40,732
Vital Signs, Inc.	943	30,959
Wright Medical Group, Inc. (a)	2,174	60,568
Young Innovations, Inc.	782	28,504
Zoll Medical Corp. (a)	644	21,928
		3,393,133
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	2,990	92,989
AdvancePCS Class A (a)	4,626	257,483
Advisory Board Co. (a)	1,719	63,122
Alderwoods Group, Inc. (a)	3,772	33,420
American Healthways, Inc. (a)	1,352	62,625
AmSurg Corp. (a)	1,357	50,494
Andrx Corp. (a)	4,795	105,298
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cerner Corp. (a)	2,277	$ 101,623
Computer Programs & Systems, Inc.	943	17,917
Corvel Corp. (a)	690	23,978
Cross Country Healthcare, Inc. (a)	2,380	35,462
D & K Healthcare Resources, Inc.	1,380	18,658
Dendrite International, Inc. (a)	2,610	44,631
Dynacq Healthcare, Inc. (a)	1,161	21,431
Eclipsys Corp. (a)	3,185	32,423
eResearchTechnology, Inc. (a)	2,139	60,962
Express Scripts, Inc. (a)	4,575	296,140
First Health Group Corp. (a)	5,451	111,746
Genesis Health Ventures, Inc. (a)	2,553	80,190
Genesis HealthCare Corp.	1,276	21,032
Gentiva Health Services, Inc. (a)	2,426	31,708
HealthExtras, Inc. (a)	2,656	33,466
Henry Schein, Inc. (a)	2,461	165,601
ICON PLC sponsored ADR (a)	805	33,883
IDX Systems Corp. (a)	1,875	48,000
Inveresk Research Group, Inc. (a)	2,438	53,660
Kindred Healthcare, Inc. (a)	1,173	60,515
LabOne, Inc. (a)	1,104	32,005
Lifeline Systems, Inc. (a)	759	26,565
LifePoint Hospitals, Inc. (a)	2,300	68,678
Lincare Holdings, Inc. (a)	5,957	177,697
Medcath Corp. (a)	2,001	18,987
Odyssey Healthcare, Inc. (a)	2,254	80,265
Omnicell, Inc. (a)	1,725	22,701
Option Care, Inc. (a)	1,863	18,518
PAREXEL International Corp. (a)	1,886	34,853
Patterson Dental Co. (a)	4,048	275,669
PDI, Inc. (a)	966	27,917
Per-Se Technologies, Inc. (a)	2,162	30,376
Pharmaceutical Product Development, Inc. (a)	3,289	97,618
Priority Healthcare Corp. Class B (a)	2,392	54,849
PSS World Medical, Inc. (a)	4,784	49,036
ResCare, Inc. (a)	2,748	20,198
SFBC International, Inc. (a)	621	15,991
Stewart Enterprises, Inc. Class A (a)	8,051	37,598
TLC Vision Corp. (a)	4,439	27,034
U.S. Oncology, Inc. (a)	6,072	61,813
United Surgical Partners International, Inc. (a)	1,806	57,792
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	2,553	$ 79,781
Ventiv Health, Inc. (a)	2,495	20,883
VistaCare, Inc. Class A	1,127	44,517
Vital Images, Inc. (a)	793	14,139
VitalWorks, Inc. (a)	4,025	20,085
WebMD Corp. (a)	19,022	174,051
		3,548,073
Pharmaceuticals - 1.6%
aaiPharma, Inc. (a)	1,817	33,033
Able Laboratories, Inc. (a)	1,081	20,031
Acusphere, Inc. (a)	949	6,918
Adolor Corp. (a)	2,082	41,078
Advancis Pharmaceutical Corp.	670	5,501
American Pharmaceutical Partners, Inc. (a)	4,557	164,508
Antigenics, Inc. (a)	3,093	38,168
Atherogenics, Inc. (a)	2,645	37,824
Atrix Laboratories, Inc. (a)	1,449	29,357
Axcan Pharma, Inc. (a)	3,024	43,826
Bone Care International, Inc. (a)	1,587	21,425
CIMA Labs, Inc. (a)	943	31,100
Discovery Laboratories, Inc. (a)	2,978	25,551
Discovery Partners International, Inc. (a)	3,277	18,905
Endo Pharmaceuticals Holdings, Inc. (a)	9,046	170,427
Eon Labs, Inc. (a)	2,737	145,143
Esperion Therapeutics, Inc. (a)	2,277	52,348
First Horizon Pharmaceutical Corp. (a)	3,139	35,785
Flamel Technologies SA sponsored ADR (a)	1,232	35,334
Guilford Pharmaceuticals, Inc. (a)	2,978	20,340
Hollis-Eden Pharmaceutcals, Inc. (a)	1,196	16,421
Impax Laboratories, Inc. (a)	3,473	48,969
InKine Pharmaceutical, Inc. (a)	4,462	23,336
Inspire Pharmaceuticals, Inc. (a)	2,197	38,008
Kos Pharmaceuticals, Inc. (a)	1,426	63,457
Medicines Co. (a)	3,036	83,095
MGI Pharma, Inc. (a)	2,013	77,239
NitroMed, Inc. (a)	1,900	15,200
Noven Pharmaceuticals, Inc. (a)	1,771	24,316
Penwest Pharmaceuticals Co. (a)	1,288	19,835
Perrigo Co.	4,600	69,414
Pharmion Corp.	1,700	21,658
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)	1,886	$ 22,179
Salix Pharmaceuticals Ltd. (a)	1,564	29,763
Sepracor, Inc. (a)	5,566	137,925
Shire Pharmaceuticals Group PLC sponsored ADR (a)	3,046	76,150
SICOR, Inc. (a)	6,970	192,651
SuperGen, Inc. (a)	2,955	31,234
Taro Pharmaceuticals Industries Ltd. (a)	1,691	116,578
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,948	719,699
Virbac Corp. (a)	2,702	17,563
Vivus, Inc. (a)	4,945	17,901
Zila, Inc. (a)	5,566	22,153
		2,861,346
TOTAL HEALTH CARE		22,778,716
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	1,035	22,563
BE Aerospace, Inc. (a)	4,186	24,070
Elbit Systems Ltd.	2,668	42,821
Engineered Support Systems, Inc.	1,414	74,942
Invision Technologies, Inc. (a)	1,242	37,036
Kaman Corp. Class A	2,334	30,039
KVH Industries, Inc. (a)	828	26,115
Mercury Computer Systems, Inc. (a)	1,495	35,805
MTC Technologies, Inc. (a)	1,012	30,309
		323,700
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	4,841	190,397
EGL, Inc. (a)	3,105	57,039
Expeditors International of Washington, Inc.	6,534	255,087
Forward Air Corp. (a)	1,472	41,864
J.B. Hunt Transport Services, Inc. (a)	4,657	121,827
Pacer International, Inc. (a)	2,415	50,546
UTI Worldwide, Inc.	1,564	52,394
		769,154
Airlines - 0.4%
Atlantic Coast Airlines Holdings, Inc. (a)	3,427	37,457
Frontier Airlines, Inc. (a)	2,105	34,059
JetBlue Airways Corp. (a)	5,934	216,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
MAIR Holdings, Inc. (a)	3,427	$ 26,079
Mesa Air Group, Inc. (a)	2,541	30,619
Northwest Airlines Corp. (a)	6,187	81,730
Ryanair Holdings PLC sponsored ADR (a)	3,937	184,409
SkyWest, Inc.	3,772	65,067
U.S. Airways Group, Inc. Class A (a)	3,100	23,157
		698,931
Building Products - 0.1%
Aaon, Inc. (a)	1,196	22,533
American Woodmark Corp.	575	29,900
Apogee Enterprises, Inc.	2,380	28,155
Quixote Corp.	759	18,702
Universal Forest Products, Inc.	1,127	34,306
		133,596
Commercial Services & Supplies - 2.3%
Apollo Group, Inc.:
- University of Phoenix Online (a)	1,012	76,214
Class A (a)	11,055	763,127
Bright Horizons Family Solutions, Inc. (a)	828	31,380
Capital Environmental Resource, Inc. (a)	3,732	24,855
Career Education Corp. (a)	6,169	315,421
Carlisle Holdings Ltd. (non-vtg.) (a)	4,646	29,502
Casella Waste Systems, Inc. Class A (a)	1,840	24,656
Century Business Services, Inc. (a)	7,269	33,801
Charles River Associates, Inc. (a)	736	24,030
Cintas Corp.	10,466	489,181
Coinstar, Inc. (a)	1,679	28,258
Copart, Inc. (a)	6,049	72,588
Corinthian Colleges, Inc. (a)	2,576	164,684
Corporate Executive Board Co. (a)	2,626	127,624
CoStar Group, Inc. (a)	1,173	49,266
Education Management Corp. (a)	2,105	142,298
Electro Rent Corp.	2,541	35,320
Exult, Inc. (a)	7,821	56,233
G&K Services, Inc. Class A	1,426	51,650
General Binding Corp. (a)	1,840	34,242
Gevity HR, Inc.	1,391	31,298
Healthcare Services Group	1,414	27,983
Heidrick & Struggles International, Inc. (a)	1,472	35,402
Herman Miller, Inc.	4,243	110,530
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Insurance Auto Auctions, Inc. (a)	1,702	$ 21,615
Integrated Alarm Services Group, Inc.	2,334	17,738
Kelly Services, Inc. Class A (non-vtg.)	2,369	67,469
Kforce, Inc. (a)	2,656	22,443
Kroll, Inc. (a)	2,576	61,695
Layne Christensen Co. (a)	2,403	24,991
Learning Tree International, Inc. (a)	1,518	26,368
McGrath RentCorp.	966	26,459
MemberWorks, Inc. (a)	828	22,464
Mobile Mini, Inc. (a)	1,150	22,690
Monster Worldwide, Inc. (a)	6,970	167,698
NCO Group, Inc. (a)	1,714	39,593
PICO Holdings, Inc. (a)	1,771	26,423
Portfolio Recovery Associates, Inc.	1,012	28,073
PRG-Schultz International, Inc. (a)	5,106	25,275
Princeton Review, Inc. (a)	3,185	25,480
Resources Connection, Inc. (a)	1,564	42,822
School Specialty, Inc. (a)	1,150	33,304
SOURCECORP, Inc. (a)	1,196	29,254
Stericycle, Inc. (a)	2,197	108,532
Strayer Education, Inc.	667	74,524
Sylvan Learning Systems, Inc. (a)	2,691	87,108
Teletech Holdings, Inc. (a)	5,152	51,778
Tetra Tech, Inc. (a)	3,358	85,629
United Stationers, Inc. (a)	1,875	75,656
Waste Industries USA, Inc.	2,610	22,968
West Corp. (a)	4,728	112,054
		4,129,646
Construction & Engineering - 0.0%
Insituform Technologies, Inc. Class A (a)	1,714	25,796
Washington Group International, Inc. (a)	1,610	53,967
		79,763
Electrical Equipment - 0.5%
Active Power, Inc. (a)	6,371	21,407
American Power Conversion Corp.	12,053	263,479
American Superconductor Corp. (a)	1,725	18,216
Artesyn Technologies, Inc. (a)	3,162	24,948
Ballard Power Systems, Inc. (a)	8,041	95,275
Deswell Industries, Inc.	874	23,327
Encore Wire Corp. (a)	1,598	27,070
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Energy Conversion Devices, Inc. (a)	1,541	$ 13,253
Franklin Electric Co., Inc.	575	36,024
FuelCell Energy, Inc. (a)	3,162	42,561
Genlyte Group, Inc. (a)	759	40,121
Hydrogenics Corp. (a)	4,508	26,064
II-VI, Inc. (a)	1,081	24,604
Intermagnetics General Corp. (a)	1,104	24,873
LSI Industries, Inc.	2,213	27,552
Medis Technologies Ltd. (a)	1,978	17,703
Plug Power, Inc. (a)	4,531	26,234
Powell Industries, Inc. (a)	1,173	19,777
Power-One, Inc. (a)	5,681	47,891
Proton Energy Systems, Inc.	6,970	18,261
Valence Technology, Inc. (a)	5,980	21,528
Vicor Corp. (a)	2,449	28,164
Woodward Governor Co.	736	36,712
		925,044
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	759	21,017
Westaim Corp. (a)	9,834	21,985
		43,002
Machinery - 0.6%
A.S.V., Inc. (a)	1,058	29,963
Astec Industries, Inc. (a)	2,001	26,393
BHA Group Holdings, Inc.	1,058	26,556
Ceradyne, Inc. (a)	713	30,452
CUNO, Inc. (a)	1,081	46,061
Dionex Corp. (a)	1,334	62,671
GSI Lumonics, Inc. (a)	3,162	33,395
Hardinge, Inc.	2,863	29,632
Joy Global, Inc. (a)	3,473	72,933
Lincoln Electric Holdings, Inc.	2,369	59,983
Nordson Corp.	2,174	70,677
PACCAR, Inc.	7,108	570,133
Tecumseh Products Co.	299	11,960
Tecumseh Products Co. Class A (non-vtg.)	805	33,134
		1,103,943
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Marine - 0.0%
Alexander & Baldwin, Inc.	2,220	$ 69,841
Stolt-Nielsen SA Class B sponsored ADR	3,312	26,330
		96,171
Road & Rail - 0.5%
AMERCO (a)	1,088	29,681
Arkansas Best Corp.	1,564	49,078
Covenant Transport, Inc. Class A (a)	1,311	24,699
Heartland Express, Inc.	2,990	72,567
Knight Transportation, Inc. (a)	2,323	56,286
Landstar System, Inc. (a)	1,702	61,272
Marten Transport Ltd. (a)	828	19,971
Old Dominion Freight Lines, Inc. (a)	920	29,320
Overnite Corp.	1,800	40,230
P.A.M. Transportation Services, Inc. (a)	989	19,335
Quality Distribution, Inc. (a)	64	1,169
Roadway Corp.	1,196	60,996
SCS Transportation, Inc. (a)	1,403	23,332
Swift Transportation Co., Inc. (a)	5,083	101,253
USA Truck, Inc. (a)	2,116	22,810
USF Corp.	1,783	58,892
Werner Enterprises, Inc.	5,454	98,990
Yellow Corp. (a)	1,737	53,100
		822,981
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,588	227,932
Lawson Products, Inc.	920	31,216
NuCo2, Inc. (a)	1,702	21,411
		280,559
TOTAL INDUSTRIALS		9,406,490
INFORMATION TECHNOLOGY - 54.2%
Communications Equipment - 10.0%
3Com Corp. (a)	23,359	174,725
Adaptec, Inc. (a)	7,844	69,106
ADC Telecommunications, Inc. (a)	52,870	130,060
Adtran, Inc.	2,346	154,414
Advanced Fibre Communications, Inc. (a)	5,267	117,717
Alvarion Ltd. (a)	4,071	40,099
Anaren, Inc. (a)	1,817	27,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	9,615	$ 113,169
Arris Group, Inc. (a)	5,635	36,346
Aspect Communications Corp. (a)	3,887	57,217
AudioCodes Ltd. (a)	3,001	35,082
Audiovox Corp. Class A (a)	1,702	23,607
Avanex Corp. (a)	8,971	42,523
Avocent Corp. (a)	2,806	107,442
Bel Fuse, Inc. Class A	1,150	29,670
Black Box Corp.	1,196	52,325
Brocade Communications Systems, Inc. (a)	16,630	101,277
C-COR.net Corp. (a)	3,312	39,082
Centillium Communications, Inc. (a)	2,702	14,861
CIENA Corp. (a)	30,224	213,986
Cisco Systems, Inc. (a)	432,857	9,808,540
Computer Network Technology Corp. (a)	2,311	22,994
Comtech Telecommunications Corp. (a)	1,058	35,272
Comverse Technology, Inc. (a)	12,168	233,991
Corvis Corp. (a)	29,269	42,440
CyberGuard Corp. (a)	1,932	16,594
Digi International, Inc. (a)	2,978	25,521
Ditech Communications Corp. (a)	2,518	44,191
Echelon Corp. (a)	2,817	33,945
ECI Telecom Ltd. (a)	8,419	50,177
Extreme Networks, Inc. (a)	8,304	81,462
F5 Networks, Inc. (a)	1,967	50,788
FalconStor Software, Inc. (a)	3,910	31,085
Finisar Corp. (a)	14,905	59,620
Foundry Networks, Inc. (a)	8,074	212,831
Glenayre Technologies, Inc. (a)	9,339	27,924
Harmonic, Inc. (a)	5,037	43,772
Inter-Tel, Inc.	1,737	42,035
InterDigital Communication Corp. (a)	3,691	75,592
Ixia (a)	4,186	53,330
JDS Uniphase Corp. (a)	86,429	297,316
Juniper Networks, Inc. (a)	23,984	452,578
McDATA Corp.:
Class A (a)	5,064	53,881
Class B (a)	2,840	30,047
MRV Communications, Inc. (a)	8,948	35,881
NETGEAR, Inc.	1,921	25,914
NetScreen Technologies, Inc. (a)	5,037	126,932
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Network Engines, Inc. (a)	2,817	$ 29,409
New Focus, Inc. (a)	5,819	28,455
Oplink Communications, Inc. (a)	12,398	29,631
Packeteer, Inc. (a)	2,334	44,274
PC-Tel, Inc. (a)	1,748	15,645
Polycom, Inc. (a)	6,095	120,803
Powerwave Technologies, Inc. (a)	5,198	38,725
Proxim Corp. Class A (a)	11,524	16,249
QLogic Corp. (a)	5,888	334,615
QUALCOMM, Inc.	48,998	2,182,861
REMEC, Inc. (a)	3,979	44,644
Research in Motion Ltd. (a)	5,074	231,170
SafeNet, Inc. (a)	874	29,052
SCM Microsystems, Inc. (a)	2,380	19,754
SeaChange International, Inc. (a)	2,024	30,461
Sierra Wireless, Inc. (a)	1,168	21,159
Sonus Networks, Inc. (a)	15,606	142,639
SpectraLink Corp.	1,334	27,467
Stratex Networks, Inc. (a)	7,154	25,468
Sycamore Networks, Inc. (a)	18,102	96,303
Symmetricom, Inc. (a)	3,772	26,532
Tekelec (a)	4,094	68,370
Telefonaktiebolaget LM Ericsson ADR (a)	10,015	162,644
Tellabs, Inc. (a)	26,165	209,320
Terayon Communication Systems, Inc. (a)	5,681	33,972
Tollgrade Communications, Inc. (a)	1,081	18,712
Turnstone Systems, Inc. (a)	6,890	827
UTStarcom, Inc. (a)	6,131	232,242
Verso Technologies, Inc. (a)	6,821	26,261
ViaSat, Inc. (a)	1,806	38,414
Westell Technologies, Inc. Class A (a)	3,450	25,530
WJ Communications, Inc. (a)	5,244	24,857
Zhone Technologies, Inc. (a)	5,700	31,521
		18,002,547
Computers & Peripherals - 4.8%
ActivCard Corp. (a)	3,358	29,181
Advanced Digital Information Corp. (a)	4,243	64,366
Apple Computer, Inc. (a)	22,692	474,717
Applied Films Corp. (a)	782	25,955
Avid Technology, Inc. (a)	2,043	108,034
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Concurrent Computer Corp. (a)	5,359	$ 21,597
Cray, Inc. (a)	4,600	48,162
Creative Technology Ltd.	5,244	54,485
Dell, Inc. (a)	159,899	5,516,516
Dot Hill Systems Corp. (a)	2,265	38,618
Electronics for Imaging, Inc. (a)	3,335	92,046
Hutchinson Technology, Inc. (a)	1,645	53,578
InFocus Corp. (a)	4,508	35,703
Intergraph Corp. (a)	2,829	71,857
Komag, Inc. (a)	1,714	28,264
M-Systems Flash Disk Pioneers Ltd. (a)	1,829	35,483
Mobility Electronics, Inc. (a)	2,093	23,442
Neoware Systems, Inc. (a)	1,150	19,286
Network Appliance, Inc. (a)	21,772	503,151
PalmOne, Inc. (a)	2,277	34,087
Pinnacle Systems, Inc. (a)	4,439	37,021
Presstek, Inc. (a)	3,070	24,714
Rainbow Technologies, Inc. (a)	2,242	27,801
Rimage Corp. (a)	1,472	22,522
SanDisk Corp. (a)	4,742	383,438
SBS Technologies, Inc. (a)	1,633	23,923
SimpleTech, Inc. (a)	3,139	21,091
Stratasys, Inc. (a)	390	17,550
Sun Microsystems, Inc. (a)	199,303	851,024
Synaptics, Inc. (a)	1,840	25,153
Xybernaut Corp. (a)	12,375	22,275
		8,735,040
Electronic Equipment & Instruments - 2.0%
Aeroflex, Inc. (a)	4,209	53,412
Agilysys, Inc.	2,679	30,166
BEI Technologies, Inc.	1,311	23,165
Brightpoint, Inc. (a)	1,311	29,458
CDW Corp.	5,018	299,826
Cognex Corp.	2,783	76,449
Coherent, Inc. (a)	1,944	46,539
Daktronics, Inc. (a)	1,529	28,380
Electro Scientific Industries, Inc. (a)	2,036	48,966
Elron Electronic Industries Ltd. (a)	2,564	27,178
Excel Technology, Inc. (a)	966	30,429
Flextronics International Ltd. (a)	32,835	526,345
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flir Systems, Inc. (a)	2,013	$ 69,368
Global Imaging Systems, Inc. (a)	1,242	36,403
Identix, Inc. (a)	6,590	34,136
INTAC International (a)	2,817	28,170
Itron, Inc. (a)	1,334	25,599
Lexar Media, Inc. (a)	4,381	93,578
Littelfuse, Inc. (a)	1,541	45,906
Merix Corp. (a)	1,334	27,854
Methode Electronics, Inc. Class A	2,449	31,421
Metrologic Instruments, Inc. (a)	1,242	33,832
Molex, Inc.	6,463	207,850
Molex, Inc. Class A (non-vtg.)	5,198	140,970
MTS Systems Corp.	1,668	30,975
National Instruments Corp.	3,174	143,687
Newport Corp. (a)	2,771	47,190
NU Horizons Electronics Corp. (a)	2,541	20,379
Optimal Robotics Corp. Class A (a)	2,208	17,333
Orbotech Ltd.	2,151	50,656
OSI Systems, Inc. (a)	1,081	20,085
Pemstar, Inc. (a)	4,761	17,901
Photon Dynamics, Inc. (a)	1,173	47,870
Planar Systems, Inc. (a)	989	23,538
Plexus Corp. (a)	3,070	54,493
RadiSys Corp. (a)	1,449	26,662
Richardson Electronics Ltd.	1,863	19,003
Rofin-Sinar Technologies, Inc. (a)	874	28,117
Sanmina-SCI Corp. (a)	32,927	401,380
ScanSource, Inc. (a)	805	35,211
Superconductor Technologies, Inc. (a)	5,451	40,446
Sypris Solutions, Inc.	1,495	20,407
Tech Data Corp. (a)	3,427	126,251
Trimble Navigation Ltd. (a)	2,151	65,240
TTM Technologies, Inc. (a)	2,725	46,053
Universal Display Corp. (a)	2,024	30,036
Varian, Inc. (a)	2,036	82,580
Veeco Instruments, Inc. (a)	2,036	60,062
X-Rite, Inc.	1,863	21,331
Zomax, Inc. (a)	3,588	19,303
Zygo Corp. (a)	1,541	25,057
		3,516,646
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	8,212	$ 110,205
Aquantive, Inc. (a)	4,255	44,039
Ariba, Inc. (a)	18,286	57,784
Art Technology Group, Inc. (a)	7,775	13,218
AsiaInfo Holdings, Inc. (a)	3,496	24,332
Ask Jeeves, Inc. (a)	3,059	59,100
Autobytel, Inc. (a)	2,702	26,101
Chinadotcom Corp. Class A (a)	6,567	57,002
Chordiant Software, Inc. (a)	5,543	24,334
CMGI, Inc. (a)	27,970	58,737
CNET Networks, Inc. (a)	9,247	69,075
Digital Insight Corp. (a)	2,231	53,031
Digital River, Inc. (a)	2,036	46,848
Digitas, Inc. (a)	4,232	36,861
DoubleClick, Inc. (a)	9,063	86,552
EarthLink, Inc. (a)	10,409	99,926
eCollege.com (a)	1,288	28,594
Entrust, Inc. (a)	5,359	22,883
Equinix, Inc. (a)	851	22,713
FindWhat.com (a)	1,449	21,952
FreeMarkets, Inc. (a)	3,358	20,249
Homestore, Inc. (a)	9,592	33,668
InfoSpace, Inc. (a)	2,151	56,464
Internap Network Services Corp. (a)	14,491	32,315
Internet Security Systems, Inc. (a)	3,381	57,376
Interwoven, Inc. (a)	2,277	34,109
iPass, Inc.	3,726	65,205
j2 Global Communications, Inc. (a)	1,564	44,449
Keynote Systems, Inc. (a)	1,978	24,409
LookSmart Ltd. (a)	7,384	11,002
MatrixOne, Inc. (a)	4,393	26,138
Neoforma, Inc. (a)	1,495	23,860
Net2Phone, Inc. (a)	3,254	20,500
Netease.com, Inc. sponsored ADR (a)	1,023	47,682
Netegrity, Inc. (a)	2,495	30,564
NetRatings, Inc. (a)	3,001	30,370
NIC, Inc. (a)	5,290	37,242
Open Text Corp. (a)	2,654	49,614
Openwave Systems, Inc. (a)	4,021	48,373
Opsware, Inc. (a)	5,543	42,681
PEC Solutions, Inc. (a)	1,955	35,210
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RADWARE Ltd. (a)	1,426	$ 38,274
RealNetworks, Inc. (a)	10,915	65,163
Register.com, Inc. (a)	4,025	19,521
Retek, Inc. (a)	4,117	42,734
S1 Corp. (a)	5,842	51,585
SeeBeyond Technology Corp. (a)	8,166	31,684
Selectica, Inc. (a)	4,899	22,731
Sina Corp. (a)	2,990	104,650
SkillSoft PLC sponsored ADR (a)	5,704	44,092
Sohu.com, Inc. (a)	2,300	79,810
SonicWALL, Inc. (a)	5,497	43,921
Stellent, Inc. (a)	2,334	23,037
Supportsoft, Inc. (a)	2,426	35,565
Switchboard, Inc. (a)	1,702	11,403
Terra Networks SA sponsored ADR (a)	4,508	25,876
TriZetto Group, Inc. (a)	3,657	23,588
Tumbleweed Communications Corp. (a)	3,254	27,041
United Online, Inc. (a)	3,898	70,983
ValueClick, Inc. (a)	5,359	44,748
VeriSign, Inc. (a)	15,675	254,092
Vignette Corp. (a)	18,746	43,303
Vitria Technology, Inc. (a)	3,611	20,510
WebEx Communications, Inc. (a)	2,760	54,538
webMethods, Inc. (a)	3,772	36,777
Websense, Inc. (a)	1,564	42,369
Yahoo!, Inc. (a)	40,519	1,741,507
Zix Corp. (a)	2,495	21,856
		4,756,125
IT Services - 1.4%
Acxiom Corp. (a)	5,267	87,485
American Management Systems, Inc. (a)	3,162	47,145
Carreker Corp. (a)	2,495	37,325
CheckFree Corp. (a)	5,704	157,544
Cognizant Technology Solutions Corp. Class A (a)	3,979	182,517
CompuCom Systems, Inc. (a)	4,646	21,139
Corio, Inc. (a)	6,670	16,608
CSG Systems International, Inc. (a)	3,657	42,385
DigitalNet Holdings, Inc.	1,016	20,411
Edgewater Technology, Inc. (a)	3,979	19,736
eFunds Corp. (a)	3,404	59,059
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Euronet Worldwide, Inc. (a)	2,242	$ 37,733
Fiserv, Inc. (a)	11,731	439,913
Forrester Research, Inc. (a)	1,817	33,360
iGate Corp. (a)	4,600	29,256
Indus International, Inc. (a)	7,890	23,670
Infosys Technologies Ltd. sponsored ADR	253	21,012
infoUSA, Inc. (a)	4,163	35,386
InterCept, Inc. (a)	1,518	16,045
Intrado, Inc. (a)	1,173	23,401
Lightbridge, Inc. (a)	2,449	23,584
Lionbridge Technologies, Inc. (a)	3,289	35,521
ManTech International Corp. Class A (a)	1,150	29,498
MedQuist, Inc. (a)	2,484	38,229
Paychex, Inc.	23,323	897,236
Pegasus Solutions, Inc. (a)	1,909	22,679
Sapient Corp. (a)	9,431	53,002
SM&A (a)	1,725	20,338
Sykes Enterprises, Inc. (a)	3,611	33,005
Syntel, Inc.	2,530	64,363
Zanett, Inc. (a)	5,727	15,749
		2,584,334
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,737	173,991
Semiconductors & Semiconductor Equipment - 15.7%
Actel Corp. (a)	1,541	42,239
ADE Corp. (a)	1,265	31,815
Advanced Energy Industries, Inc. (a)	2,300	60,720
Alliance Semiconductor Corp. (a)	3,933	32,487
Altera Corp. (a)	23,761	601,866
AMIS Holdings, Inc.	4,163	77,265
Amkor Technology, Inc. (a)	10,834	211,480
Applied Materials, Inc. (a)	104,746	2,545,328
Applied Micro Circuits Corp. (a)	19,747	127,566
Artisan Components, Inc. (a)	1,495	30,900
ASE Test Ltd. (a)	6,808	94,291
ASM International NV (a)	1,552	29,379
ASML Holding NV (NY Shares) (a)	7,234	136,144
Asyst Technologies, Inc. (a)	2,806	51,210
ATI Technologies, Inc. (a)	15,561	240,756
Atmel Corp. (a)	31,006	208,670
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ATMI, Inc. (a)	2,013	$ 46,299
Axcelis Technologies, Inc. (a)	7,062	81,001
Brillian Corp. (a)	563	4,487
Broadcom Corp. Class A (a)	13,692	498,800
Brooks Automation, Inc. (a)	2,599	63,156
Cabot Microelectronics Corp. (a)	1,518	80,591
ChipPAC, Inc. Class A (a)	6,890	53,535
Cirrus Logic, Inc. (a)	6,371	54,791
Cohu, Inc.	1,380	29,008
Conexant Systems, Inc. (a)	18,056	91,183
Credence Systems Corp. (a)	4,473	57,970
Cree, Inc. (a)	4,588	84,282
Cymer, Inc. (a)	2,231	103,451
DSP Group, Inc. (a)	1,967	47,385
DuPont Photomasks, Inc. (a)	1,449	33,646
Entegris, Inc. (a)	4,508	57,883
ESS Technology, Inc. (a)	2,863	47,755
Exar Corp. (a)	2,679	51,946
FEI Co. (a)	2,231	53,566
FormFactor, Inc.	2,013	51,332
Genesis Microchip, Inc. (a)	2,265	41,789
GlobespanVirata, Inc. (a)	8,764	53,811
Helix Technology, Inc.	1,886	40,926
ICOS Vision Systems NV (a)	2,024	29,146
Integrated Circuit Systems, Inc. (a)	4,243	126,229
Integrated Device Technology, Inc. (a)	6,890	129,877
Integrated Silicon Solution, Inc. (a)	2,311	43,216
Intel Corp.	403,639	13,493,652
Intersil Corp. Class A	8,592	226,915
IXYS Corp. (a)	2,564	21,538
KLA-Tencor Corp. (a)	11,777	690,250
Kopin Corp. (a)	5,129	36,313
Kulicke & Soffa Industries, Inc. (a)	3,703	61,025
Lam Research Corp. (a)	8,074	258,368
Lattice Semiconductor Corp. (a)	7,568	71,669
Linear Technology Corp.	19,528	842,438
LTX Corp. (a)	3,611	60,231
Marvell Technology Group Ltd. (a)	7,683	303,402
Mattson Technology, Inc. (a)	3,404	52,251
Maxim Integrated Products, Inc.	20,367	1,060,713
Micrel, Inc. (a)	6,095	104,225
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	12,467	$ 428,865
Microsemi Corp. (a)	1,898	45,989
MIPS Technologies, Inc. (a)	4,577	24,945
MKS Instruments, Inc. (a)	3,473	96,237
Monolithic System Technology, Inc. (a)	2,357	17,583
Nanometrics, Inc. (a)	1,495	21,827
Novellus Systems, Inc. (a)	9,500	415,720
NVIDIA Corp. (a)	10,374	219,410
O2Micro International Ltd. (a)	2,518	60,432
Omnivision Technologies, Inc. (a)	1,645	107,188
ON Semiconductor Corp. (a)	15,805	103,997
ParthusCeva, Inc. (a)	1,955	17,106
PDF Solutions, Inc. (a)	2,093	23,170
Pericom Semiconductor Corp. (a)	2,242	26,276
Photronics, Inc. (a)	2,174	40,154
Pixelworks, Inc. (a)	2,863	37,792
PLX Technology, Inc. (a)	2,518	23,669
PMC-Sierra, Inc. (a)	10,811	220,220
Power Integrations, Inc. (a)	1,898	68,765
Rambus, Inc. (a)	6,141	184,230
RF Micro Devices, Inc. (a)	11,984	139,614
Rudolph Technologies, Inc. (a)	1,196	27,687
Semitool, Inc. (a)	2,702	30,749
Semtech Corp. (a)	4,680	113,724
Sigmatel, Inc.	2,013	54,432
Silicon Image, Inc. (a)	5,060	37,444
Silicon Laboratories, Inc. (a)	3,128	153,491
Silicon Storage Technology, Inc. (a)	6,509	88,327
Siliconix, Inc. (a)	1,852	94,063
Sipex Corp. (a)	2,610	24,534
Skyworks Solutions, Inc. (a)	9,017	79,259
Standard Microsystems Corp. (a)	1,150	30,820
Supertex, Inc. (a)	1,081	18,745
Tessera Technologies, Inc.	2,400	43,800
Transmeta Corp. (a)	9,949	32,832
Transwitch Corp. (a)	8,350	25,718
TriQuint Semiconductor, Inc. (a)	9,684	78,247
Ultratech, Inc. (a)	1,587	48,086
Varian Semiconductor Equipment Associates, Inc. (a)	2,151	100,151
Vitesse Semiconductor Corp. (a)	13,514	98,652
White Electronic Designs Corp. (a)	1,909	19,682
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xicor, Inc. (a)	2,265	$ 29,558
Xilinx, Inc. (a)	21,266	799,389
Zoran Corp. (a)	2,890	53,060
		28,267,806
Software - 17.6%
Activision, Inc. (a)	5,497	84,104
Actuate Corp. (a)	5,957	18,765
Adobe Systems, Inc.	14,298	590,793
Advent Software, Inc. (a)	2,300	40,273
Agile Software Corp. (a)	3,726	40,949
Altiris, Inc. (a)	1,668	51,441
Ansys, Inc. (a)	943	36,390
Ascential Software Corp. (a)	3,841	97,177
Atari, Inc. (a)	5,635	23,104
Autodesk, Inc.	6,901	160,241
Barra, Inc.	1,242	45,681
BEA Systems, Inc. (a)	25,003	317,538
Borland Software Corp. (a)	5,428	47,332
Business Objects SA sponsored ADR (a)	1,760	60,016
Captaris, Inc. (a)	4,186	24,823
Catapult Communications Corp. (a)	1,518	22,952
CCC Information Services Group, Inc. (a)	1,978	33,349
Check Point Software Technologies Ltd. (a)	15,193	268,308
Citrix Systems, Inc. (a)	10,190	244,764
Cognos, Inc. (a)	5,919	198,486
Compuware Corp. (a)	24,750	141,570
Concord Communications, Inc. (a)	1,518	33,609
Concur Technologies, Inc. (a)	2,311	22,994
Convera Corp. Class A (a)	4,209	16,457
Creo, Inc. (a)	3,772	39,924
Digimarc Corp. (a)	1,529	21,574
Documentum, Inc. (a)	3,197	95,910
E.piphany, Inc. (a)	5,980	47,242
Electronic Arts, Inc. (a)	18,116	801,271
Embarcadero Technologies, Inc. (a)	2,162	31,198
Epicor Software Corp. (a)	3,116	38,607
EPIQ Systems, Inc. (a)	1,253	21,865
FileNET Corp. (a)	2,323	60,839
Group 1 Software, Inc. (a)	1,196	21,337
Hummingbird Ltd. (a)	1,380	31,383
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Hyperion Solutions Corp. (a)	2,277	$ 75,551
Inet Technologies, Inc. (a)	2,748	35,284
Informatica Corp. (a)	5,750	64,860
InterVideo, Inc.	943	10,090
Intervoice, Inc. (a)	2,610	27,301
Intuit, Inc. (a)	12,509	628,953
Jack Henry & Associates, Inc.	5,474	113,421
JDA Software Group, Inc. (a)	2,036	37,096
Kronos, Inc. (a)	1,863	72,974
Lawson Software, Inc. (a)	6,613	55,814
Macromedia, Inc. (a)	4,094	83,968
Macrovision Corp. (a)	3,082	70,578
Magma Design Automation, Inc. (a)	2,174	51,154
Manhattan Associates, Inc. (a)	1,898	57,756
Manugistics Group, Inc. (a)	5,474	36,457
MAPICS, Inc. (a)	2,116	25,540
Mentor Graphics Corp. (a)	4,381	64,182
Mercury Interactive Corp. (a)	5,612	262,642
Merge Technologies, Inc. (a)	1,104	19,320
Micromuse, Inc. (a)	5,359	43,140
MICROS Systems, Inc. (a)	1,173	50,744
Microsoft Corp.	672,298	17,278,011
MicroStrategy, Inc. Class A (a)	851	45,954
MRO Software, Inc. (a)	1,863	25,709
Nassda Corp. (a)	2,380	16,779
NetIQ Corp. (a)	3,864	46,329
Novell, Inc. (a)	24,980	237,310
Nuance Communications, Inc. (a)	3,093	24,651
NYFIX, Inc. (a)	3,335	27,781
OpenTV Corp. Class A (a)	7,016	24,346
Opnet Technologies, Inc. (a)	1,610	28,964
Oracle Corp. (a)	324,001	3,891,252
PalmSource, Inc. (a)	705	18,041
Parametric Technology Corp. (a)	18,654	63,797
Pegasystems, Inc. (a)	2,771	22,168
PeopleSoft, Inc. (a)	21,933	463,883
Pervasive Software, Inc. (a)	2,495	18,588
Phoenix Technologies Ltd. (a)	2,978	25,938
Plato Learning, Inc. (a)	2,357	23,405
Portal Software, Inc. (a)	2,947	22,250
Progress Software Corp. (a)	2,277	47,726
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Pumatech, Inc. (a)	4,071	$ 24,630
QAD, Inc. (a)	2,518	31,047
Quality Systems, Inc. (a)	483	20,672
Quest Software, Inc. (a)	5,750	85,388
Red Hat, Inc. (a)	11,271	149,679
Renaissance Learning, Inc. (a)	2,036	47,235
Retalix Ltd. (a)	1,219	26,684
Roxio, Inc. (a)	2,070	11,199
RSA Security, Inc. (a)	3,887	57,139
ScanSoft, Inc. (a)	5,359	32,154
SCO Group, Inc. (a)	1,196	20,572
Secure Computing Corp. (a)	2,449	36,808
SERENA Software, Inc. (a)	2,714	52,163
Siebel Systems, Inc. (a)	30,638	403,809
Sonic Solutions, Inc. (a)	1,495	28,211
SPSS, Inc. (a)	1,541	29,849
SS&C Technologies, Inc.	1,219	35,961
Symantec Corp. (a)	18,584	610,113
Synopsys, Inc. (a)	9,374	280,845
Synplicity, Inc. (a)	3,277	23,889
Systems & Computer Technology Corp. (a)	2,472	37,822
Take-Two Interactive Software, Inc. (a)	2,553	84,504
TALX Corp.	920	24,104
THQ, Inc. (a)	2,346	37,747
TIBCO Software, Inc. (a)	13,755	80,467
TradeStation Group, Inc. (a)	2,794	24,978
Transaction Systems Architects, Inc. Class A (a)	2,461	48,432
Ulticom, Inc. (a)	2,955	31,973
Ultimate Software Group, Inc. (a)	2,380	21,372
VA Software Corp. (a)	4,991	20,962
Vastera, Inc. (a)	3,450	13,455
Verint Systems, Inc. (a)	1,944	45,062
Verisity Ltd. (a)	1,656	21,230
VERITAS Software Corp. (a)	28,134	1,069,683
Verity, Inc. (a)	2,587	37,149
Wind River Systems, Inc. (a)	6,544	42,601
		31,721,561
TOTAL INFORMATION TECHNOLOGY		97,758,050
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.9%
Chemicals - 0.3%
A. Schulman, Inc.	2,254	$ 44,066
Akzo Nobel NV sponsored ADR	2,937	101,238
Hawkins, Inc.	2,185	28,667
Headwaters, Inc. (a)	1,794	34,230
LESCO, Inc. (a)	1,794	22,909
Methanex Corp.	8,694	86,994
Sigma Aldrich Corp.	3,887	208,227
Symyx Technologies, Inc. (a)	2,105	41,995
		568,326
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	1,583	23,191
Caraustar Industries, Inc. (a)	2,840	33,086
Silgan Holdings, Inc. (a)	1,196	41,202
Smurfit-Stone Container Corp. (a)	14,836	242,717
		340,196
Metals & Mining - 0.4%
Aber Diamond Corp. (a)	3,809	144,790
Alliance Resource Partners LP	828	26,330
Anglo American PLC ADR	2,282	48,858
Century Aluminum Co. (a)	2,070	34,362
Commonwealth Industries, Inc.	4,439	32,538
Durban Roodepoort Deep Ltd. sponsored ADR (a)	10,547	29,004
Gibraltar Steel Corp.	1,173	28,598
Ivanhoe Mines Ltd. (a)	15,400	139,137
NN, Inc.	1,633	18,975
Pan American Silver Corp. (a)	3,277	43,451
Roanoke Electric Steel Corp.	2,047	19,754
Royal Gold, Inc.	1,472	31,368
Schnitzer Steel Industries, Inc. Class A	782	42,314
Silver Standard Resources, Inc. (a)	2,840	30,651
Steel Dynamics, Inc. (a)	3,024	60,540
		730,670
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,611	22,966
TOTAL MATERIALS		1,662,158
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Allstream, Inc. Class B (ltd. vtg.) (a)	1,196	61,957
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Bell Canada International, Inc. (a)	8,879	$ 25,394
Commonwealth Telephone Enterprises, Inc. (a)	1,426	53,646
CT Communications, Inc.	1,702	24,339
D&E Communications, Inc.	1,886	26,876
General Communications, Inc. Class A (a)	3,519	30,791
Golden Telecom, Inc. (a)	1,737	48,202
HickoryTech Corp.	2,162	26,160
Level 3 Communications, Inc. (a)	44,540	244,079
McLeodUSA, Inc. Class A (a)	14,238	22,781
North Pittsburgh Systems, Inc.	1,518	27,975
NTL, Inc. (a)	3,243	211,314
Primus Telecommunications Group, Inc. (a)	4,577	48,470
PTEK Holdings, Inc. (a)	4,163	36,301
SureWest Communications	1,081	42,418
Talk America Holdings, Inc. (a)	2,116	23,805
Time Warner Telecom, Inc. Class A (a)	3,565	37,611
Warwick Valley Telephone Co.	897	28,758
		1,020,877
Wireless Telecommunication Services - 1.3%
Aether Systems, Inc. (a)	4,347	21,605
Arch Wireless, Inc. Class A (a)	1,541	26,921
At Road, Inc. (a)	3,116	39,230
Centennial Communications Corp. Class A (a)	6,187	30,440
Dobson Communications Corp. Class A (a)	4,439	26,190
Millicom International Cellular SA (a)	1,518	121,440
Nextel Communications, Inc. Class A (a)	65,641	1,662,687
Nextel Partners, Inc. Class A (a)	11,053	130,315
NII Holdings, Inc. Class B (a)	1,219	92,583
Telesystem International Wireless, Inc. (a)	6,544	51,153
Western Wireless Corp. Class A (a)	4,473	83,511
Wireless Facilities, Inc. (a)	3,381	49,126
		2,335,201
TOTAL TELECOMMUNICATION SERVICES		3,356,078
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,012	32,394
Otter Tail Corp.	1,783	48,551
		80,945
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.0%
Inergy LP	713	$ 33,839
TC Pipelines LP	966	31,493
		65,332
Water Utilities - 0.1%
Artesian Resources Corp. Class A	989	25,961
Connecticut Water Service, Inc.	644	18,721
Middlesex Water Co.	1,196	23,920
Southwest Water Co.	1,679	26,663
York Water Co.	1,380	25,157
		120,422
TOTAL UTILITIES		266,699
TOTAL COMMON STOCKS (Cost $166,904,688)		179,767,749
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.87% 12/4/03 (c) (Cost $99,993)	$ 100,000	99,993
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	485,436	485,436
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	4,374,451	4,374,451
TOTAL MONEY MARKET FUNDS (Cost $4,859,887)		4,859,887
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 11/28/03 due 12/1/03) (Cost $49,000)	49,004	$ 49,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $171,913,568)		184,776,629
NET OTHER ASSETS - (2.4)%		(4,353,186)
NET ASSETS - 100%		$ 180,423,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 Nasdaq 100 E-Mini Index Contracts	Dec. 2003	$ 655,500	$ 23,584

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,993.
Other Information
Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,930,446 and $4,434,029, respectively.
Securities received and delivered on an in-kind basis aggregated $412,111,795 and $254,639,154, respectively.

Realized gain of $7,741,838, which is included in the accompanying Statement of Operations, is related to securities delivered as a result of in-kind redemptions and is not recognized for tax purposes.

Income Tax Information
The fund hereby designates approximately $18,108 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $4,235,157 and repurchase agreements of $49,000)(cost $171,913,568) - See accompanying schedule		$ 184,776,629
Cash		1,096
Receivable for investments sold		51,888
Receivable for fund shares sold		15,006
Dividends receivable		49,131
Interest receivable		101
Receivable for daily variation on futures contracts		1,848
Receivable from investment adviser for expense reductions		52,353
Other receivables		8,250
Total assets		184,956,302

Liabilities
Payable for investments purchased	$ 21,032
Accrued management fee	35,667
Distribution fees payable	38,933
Other affiliated payables	5,424
Other payables and accrued expenses	57,352
Collateral on securities loaned, at value	4,374,451
Total liabilities		4,532,859

Net Assets		$ 180,423,443
Net Assets consist of:
Paid in capital		$ 167,151,838
Undistributed net investment income		188,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		196,236
Net unrealized appreciation (depreciation) on investments		12,886,645
Net Assets, for 2,300,000 shares outstanding		$ 180,423,443
Net Asset Value, offering price and redemption price per share ($180,423,443 ÷ 2,300,000 shares)		$ 78.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period September 25, 2003 (commencement of operations) to November 30, 2003

Investment Income
Dividends		$ 315,089
Interest		1,178
Security lending		4,755
Total income		321,022

Expenses
Management fee	$ 103,798
Transfer agent and custody fees	18,750
Distribution fees	38,933
Licensing fees	21,630
Accounting and security lending fees	15,940
Non-interested trustees' compensation	225
Registration fees	12,896
Audit	4,367
Legal	10
Miscellaneous	7,288
Total expenses before reductions	223,837
Expense reductions	(91,541)	132,296
Net investment income (loss)		188,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,933,860
Foreign currency transactions	(2)
Futures contracts	4,214
Total net realized gain (loss)		7,938,072
Change in net unrealized appreciation (depreciation) on: Investment securities	12,863,061
Futures contracts	23,584
Total change in net unrealized appreciation (depreciation)		12,886,645
Net gain (loss)		20,824,717
Net increase (decrease) in net assets resulting from operations		$ 21,013,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,726
Net realized gain (loss)	7,938,072
Change in net unrealized appreciation (depreciation)	12,886,645
Net increase (decrease) in net assets resulting from operations	21,013,443
Share transactions Net proceeds from sales of shares	414,333,000
Cost of shares redeemed	(254,923,000)
Net increase (decrease) in net assets resulting from share transactions	159,410,000
Total increase (decrease) in net assets	180,423,443

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $188,724)	$ 180,423,443
Other Information Shares
Sold	5,700,000
Redeemed	(3,400,000)
Net increase (decrease)	2,300,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	5.69
Total from investment operations	5.75
Net asset value, end of period	$ 78.44
Total Return B,C	7.91%
Ratios to Average Net Assets F
Expenses before expense reductions	.51% A
Expenses net of voluntary waivers, if any	.30% A
Expenses net of all reductions	.30% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,423
Portfolio turnover rate G	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 25, 2003 (commencement of operations) to November 30, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Tracking Stock (the fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Gains or losses realized by the fund in connection with in-kind redemptions are not recognized for tax purposes and are not required to be distributed to shareholders. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to redemptions in kind.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,422,199
Unrealized depreciation	(4,561,286)
Net unrealized appreciation (depreciation)	12,860,913
Undistributed ordinary income	190,872
Cost for federal income tax purposes	$ 171,915,716

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (GeodeSM), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $38,933 and $0, respectively.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at a rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $101 for the period.

Annual Report

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Effective September 25, 2003, FMR voluntarily agreed to reimburse the fund's management fee through October 1, 2006, to the extent operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $91,541.

7. Share Transactions.

The fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. The fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $45,000.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period September 25, 2003 (commencement of operations) to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 16, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-343-3548.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Nasdaq Composite Index Tracking Stock (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003), and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Commonwealth Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2003

Vice President of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Fidelity Nasdaq Composite Index Tracking Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2003

President and Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2003

Chief Financial Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

JPMorgan Chase Bank
New York, NY.

Shareholder Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ETF-UANN-0104
1.795568.100

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, the Fidelity Commonwealth Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Commonwealth Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the audit committee are Marie Knowles, Robert Gates, Donald Kirk and William McCoy.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 27, 2004